COMMERCE GROWTH FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.5%
Aerospace & Defense – 1.2%
5,125	Lockheed Martin Corp.	$ 2,194,115

Beverages – 2.3%
14,360	PepsiCo, Inc.	2,039,407
36,320	The Coca-Cola Co.	2,121,088

		4,160,495

Biotechnology – 1.0%
8,430	Amgen, Inc.	1,821,301

Building Products – 2.0%
17,715	Armstrong World Industries, Inc.	1,777,346
7,585	Lennox International, Inc.	1,767,153

		3,544,499

Capital Markets – 3.3%
13,810	Cboe Global Markets, Inc.	1,701,668
21,130	Intercontinental Exchange, Inc.	2,107,506
16,200	T. Rowe Price Group, Inc.	2,163,186

		5,972,360

Chemicals – 3.3%
10,720	Ecolab, Inc.	2,102,299
24,970	RPM International, Inc.	1,782,109
3,555	The Sherwin-Williams Co.	1,980,099

		5,864,507

Commercial Services & Supplies – 2.2%
47,282	Rollins, Inc.	1,794,352
17,470	Waste Management, Inc.	2,126,099

		3,920,451

Communications Equipment – 1.1%
41,775	Cisco Systems, Inc.	1,920,397

Computers & Peripherals – 7.5%
43,880	Apple, Inc.	13,581,299

Diversified Consumer Services – 1.0%
38,225	Service Corp. International	1,832,889

Electrical Equipment – 2.0%
18,345	AMETEK, Inc.	1,782,217
9,265	Rockwell Automation, Inc.	1,775,730

		3,557,947

Electronic Equipment & Instruments – 2.0%
19,145	Amphenol Corp. Class A	1,904,353
31,625	FLIR Systems, Inc.	1,629,953

		3,534,306

Entertainment* – 2.0%
25,305	Live Nation Entertainment, Inc.	1,724,789
300,240	Zynga, Inc. Class A	1,807,444

		3,532,233

Equity Real Estate Investment Trusts (REITs) – 2.4%
14,655	Crown Castle International Corp.	2,195,905
9,260	Public Storage	2,072,018

		4,267,923

Health Care Equipment & Supplies – 3.4%
23,150	Abbott Laboratories	2,017,291
7,665	Becton Dickinson & Co.	2,109,255

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
9,645	Stryker Corp.	$ 2,032,201

		6,158,747

Health Care Providers & Services – 2.3%
9,660	Laboratory Corp. of America Holdings*	1,694,364
8,915	UnitedHealth Group, Inc.	2,428,892

		4,123,256

Hotels, Restaurants & Leisure – 4.7%
14,160	Marriott International, Inc. Class A	1,983,249
10,145	McDonald’s Corp.	2,170,726
25,095	Starbucks Corp.	2,128,809
21,210	Yum! Brands, Inc.	2,243,382

		8,526,166

Industrial Conglomerates – 2.3%
11,380	Honeywell International, Inc.	1,971,244
5,685	Roper Technologies, Inc.	2,169,737

		4,140,981

Interactive Media & Services* – 7.1%
5,715	Alphabet, Inc. Class A	8,188,338
23,155	Facebook, Inc. Class A	4,675,226

		12,863,564

Internet & Catalog Retail* – 4.4%
3,985	Amazon.com, Inc.	8,004,749

IT Services – 13.1%
11,695	Automatic Data Processing, Inc.	2,004,406
13,635	Broadridge Financial Solutions, Inc.	1,624,610
14,525	Fidelity National Information Services, Inc.	2,086,662
17,175	Fiserv, Inc.*	2,037,127
6,435	FleetCor Technologies, Inc.*	2,028,505
12,145	Jack Henry & Associates, Inc.	1,816,163
8,620	Mastercard, Inc. Class A	2,723,403
23,315	Paychex, Inc.	1,999,728
18,780	PayPal Holdings, Inc.*	2,138,854
8,885	VeriSign, Inc.*	1,849,324
16,950	Visa, Inc. Class A	3,372,541

		23,681,323

Life Sciences Tools & Services – 3.2%
24,365	Agilent Technologies, Inc.	2,011,574
2,265	Mettler-Toledo International, Inc.*	1,715,013
6,245	Thermo Fisher Scientific, Inc.	1,955,872

		5,682,459

Machinery – 2.1%
11,485	Illinois Tool Works, Inc.	2,009,645
16,040	The Middleby Corp.*	1,799,047

		3,808,692

Media – 1.1%
45,320	Comcast Corp. Class A	1,957,371

Multiline Retail – 1.1%
12,840	Dollar General Corp.	1,969,784

Personal Products – 1.1%
9,965	The Estee Lauder Cos., Inc. Class A	1,944,769

Pharmaceuticals – 2.2%
14,145	Johnson & Johnson	2,105,766

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
13,865	Zoetis, Inc.	$ 1,860,822

		3,966,588

Road & Rail – 1.1%
11,500	Union Pacific Corp.	2,063,330

Semiconductors & Semiconductor Equipment – 1.1%
16,390	Texas Instruments, Inc.	1,977,453

Software – 11.6%
6,445	ANSYS, Inc.*	1,768,057
25,185	Cadence Design Systems, Inc.*	1,816,090
30,890	CDK Global, Inc.	1,658,175
14,975	Citrix Systems, Inc.	1,815,270
71,680	Microsoft Corp.	12,202,086
7,360	Palo Alto Networks, Inc.*	1,727,981

		20,987,659

Specialty Retail – 1.2%
9,210	The Home Depot, Inc.	2,100,801

Textiles, Apparel & Luxury Goods – 1.1%
21,040	Nike, Inc. Class B	2,026,152

TOTAL COMMON STOCKS (Cost $116,150,580)		$175,688,566

Exchange Traded Fund – 1.6%
15,740	iShares Russell 1000 Growth ETF	$ 2,831,626
(Cost $2,653,924)

Shares	Dividend Rate	Value

Investment Company – 0.8%
State Street Institutional US Government Money Market Fund - Premier Class
1,351,374	1.545%	$ 1,351,374
(Cost $1,351,374)

TOTAL INVESTMENTS – 99.9% (Cost $120,155,878)		$179,871,566

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		253,596

NET ASSETS – 100.0%		$180,125,162

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security

COMMERCE VALUE FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 94.1%
Aerospace & Defense – 2.1%
14,250	Lockheed Martin Corp.	$ 6,100,710

Air Freight & Logistics – 1.7%
47,500	United Parcel Service, Inc. Class B	4,917,200

Banks – 9.3%
62,500	JPMorgan Chase & Co.	8,272,500
339,000	People’s United Financial, Inc.	5,227,380
93,000	U.S. Bancorp.	4,949,460
181,500	Wells Fargo & Co.	8,519,610

		26,968,950

Beverages – 2.0%
40,000	PepsiCo, Inc.	5,680,800

Biotechnology – 4.4%
35,500	Amgen, Inc.	7,669,775
83,000	Gilead Sciences, Inc.	5,245,600

		12,915,375

Capital Markets – 9.2%
11,250	BlackRock, Inc.	5,932,687
40,500	CME Group, Inc.	8,792,955
113,000	Morgan Stanley	5,905,380
45,500	T. Rowe Price Group, Inc.	6,075,615

		26,706,637

Communications Equipment – 2.0%
126,000	Cisco Systems, Inc.	5,792,220

Containers & Packaging – 3.5%
120,000	International Paper Co.	4,886,400
92,000	Sonoco Products Co.	5,256,880

		10,143,280

Distributors – 1.7%
53,000	Genuine Parts Co.	4,959,210

Diversified Telecommunication Services – 5.1%
253,500	AT&T, Inc.	9,536,670
91,500	Verizon Communications, Inc.	5,438,760

		14,975,430

Electric Utilities – 3.1%
93,000	Duke Energy Corp.	9,079,590

Electrical Equipment – 1.8%
75,000	Emerson Electric Co.	5,372,250

Equity Real Estate Investment Trusts (REITs) – 4.0%
116,500	Highwoods Properties, Inc.	5,837,815
67,500	WP Carey, Inc.	5,678,100

		11,515,915

Food Products – 1.9%
103,500	General Mills, Inc.	5,404,770

Health Care Providers & Services – 1.7%
73,500	CVS Health Corp.	4,984,770

Hotels, Restaurants & Leisure – 2.1%
28,500	McDonald’s Corp.	6,098,145

Household Products – 3.9%
40,000	Kimberly-Clark Corp.	5,729,600

Shares	Description	Value

Common Stocks – (continued)
Household Products – (continued)
44,500	The Procter & Gamble Co.	$ 5,545,590

		11,275,190

Industrial Conglomerates – 1.8%
33,000	3M Co.	5,235,780

Insurance – 3.8%
113,500	MetLife, Inc.	5,642,085
104,500	Principal Financial Group, Inc.	5,533,275

		11,175,360

IT Services – 1.9%
65,500	Paychex, Inc.	5,617,935

Machinery – 1.8%
39,500	Caterpillar, Inc.	5,188,325

Multi-Utilities – 3.0%
100,500	Dominion Energy, Inc.	8,617,875

Multiline Retail – 1.8%
119,500	Kohl’s Corp.	5,108,625

Oil, Gas & Consumable Fuels – 8.5%
88,500	Chevron Corp.	9,481,890
151,000	Exxon Mobil Corp.	9,380,120
78,000	ONEOK, Inc.	5,839,860

		24,701,870

Pharmaceuticals – 8.1%
59,500	Johnson & Johnson	8,857,765
62,000	Merck & Co., Inc.	5,297,280
253,500	Pfizer, Inc.	9,440,340

		23,595,385

Semiconductors & Semiconductor Equipment – 1.9%
46,000	Texas Instruments, Inc.	5,549,900

Specialty Retail – 2.0%
25,500	The Home Depot, Inc.	5,816,550
TOTAL COMMON STOCKS (Cost $244,858,845)		$273,498,047

Exchange Traded Fund – 3.0%
65,000	iShares Russell 1000 Value Index Fund	$ 8,681,400
(Cost $8,602,150)

Shares	Dividend Rate	Value

Investment Company – 2.4%
State Street Institutional US Government Money Market Fund - Premier Class
7,043,612	1.545%	$ 7,043,612
(Cost $7,043,612)

TOTAL INVESTMENTS – 99.5% (Cost $260,504,607)		$289,223,059

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		1,405,106

NET ASSETS – 100.0%		$290,628,165

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.0%
Aerospace & Defense – 2.4%
20,600	HEICO Corp.	$ 2,522,058
4,750	TransDigm Group, Inc.	3,055,580

		5,577,638

Air Freight & Logistics – 1.1%
34,730	CH Robinson Worldwide, Inc.	2,508,201

Airlines* – 1.2%
38,265	United Airlines Holdings, Inc.	2,862,222

Banks – 1.0%
38,290	Comerica, Inc.	2,341,816

Building Products – 1.3%
30,060	Armstrong World Industries, Inc.	3,015,920

Capital Markets – 5.1%
10,160	FactSet Research Systems, Inc.	2,906,878
18,665	Morningstar, Inc.	2,928,352
10,380	MSCI, Inc.	2,966,604
22,970	T. Rowe Price Group, Inc.	3,067,184

		11,869,018

Chemicals – 1.2%
39,095	RPM International, Inc.	2,790,210

Commercial Services & Supplies – 1.3%
82,832	Rollins, Inc.	3,143,474

Communications Equipment – 1.3%
17,610	Motorola Solutions, Inc.	3,116,970

Containers & Packaging – 1.1%
70,725	Sealed Air Corp.	2,510,738

Distributors – 1.2%
12,890	Pool Corp.	2,826,777

Diversified Consumer Services – 2.5%
17,795	Bright Horizons Family Solutions, Inc.*	2,913,575
61,060	Service Corp. International	2,927,827

		5,841,402

Diversified Financial Services – 1.2%
46,515	Voya Financial, Inc.	2,778,341

Electrical Equipment – 2.4%
29,680	AMETEK, Inc.	2,883,412
14,170	Rockwell Automation, Inc.	2,715,822

		5,599,234

Electronic Equipment & Instruments – 3.3%
25,940	Amphenol Corp. Class A	2,580,252
19,830	CDW Corp.	2,586,824
50,675	FLIR Systems, Inc.	2,611,789

		7,778,865

Entertainment* – 2.2%
38,175	Live Nation Entertainment, Inc.	2,602,008
429,670	Zynga, Inc. Class A	2,586,613

		5,188,621

Equity Real Estate Investment Trusts (REITs) – 3.6%
24,850	Extra Space Storage, Inc.	2,750,398
31,530	Lamar Advertising Co. Class A	2,926,299

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
11,235	SBA Communications Corp.	$ 2,803,807

		8,480,504

Food Products – 2.3%
55,490	Campbell Soup Co.	2,685,161
16,585	McCormick & Co., Inc.	2,709,492

		5,394,653

Health Care Equipment & Supplies – 4.8%
10,615	IDEXX Laboratories, Inc.*	2,876,771
8,475	The Cooper Cos., Inc.	2,939,893
19,500	Varian Medical Systems, Inc.*	2,741,115
17,915	West Pharmaceutical Services, Inc.	2,793,844

		11,351,623

Health Care Providers & Services – 2.5%
6,140	Chemed Corp.	2,867,626
16,640	Laboratory Corp. of America Holdings*	2,918,656

		5,786,282

Health Care Technology – 1.1%
37,150	Cerner Corp.	2,668,485

Hotels, Restaurants & Leisure – 4.7%
9,290	Domino’s Pizza, Inc.	2,617,458
34,560	Dunkin’ Brands Group, Inc.	2,698,790
25,400	Hilton Worldwide Holdings, Inc.	2,738,120
136,035	The Wendy’s Co.	2,947,878

		11,002,246

Household Products – 1.2%
38,195	Church & Dwight Co., Inc.	2,834,833

Industrial Conglomerates – 1.1%
17,115	Carlisle Cos., Inc.	2,673,876

IT Services – 16.0%
32,815	Akamai Technologies, Inc.*	3,063,280
42,245	Black Knight, Inc.*	2,827,035
36,850	Booz Allen Hamilton Holding Corp.	2,875,774
21,735	Broadridge Financial Solutions, Inc.	2,589,725
17,985	Euronet Worldwide, Inc.*	2,835,155
24,480	Fiserv, Inc.*	2,903,573
9,830	FleetCor Technologies, Inc.*	3,098,711
66,255	Genpact Ltd.	2,933,109
40,050	GoDaddy, Inc. Class A*	2,691,761
19,235	Jack Henry & Associates, Inc.	2,876,402
33,175	Paychex, Inc.	2,845,420
14,155	VeriSign, Inc.*	2,946,222
13,475	WEX, Inc.*	2,922,997

		37,409,164

Life Sciences Tools & Services – 4.7%
32,960	Agilent Technologies, Inc.	2,721,178
12,250	Bio-Techne Corp.	2,572,132
18,420	IQVIA Holdings, Inc.*	2,859,705
3,705	Mettler-Toledo International, Inc.*	2,805,352

		10,958,367

Machinery – 7.2%
37,130	Fortive Corp.	2,782,151
55,535	Graco, Inc.	2,951,685
16,725	IDEX Corp.	2,740,391
17,560	Nordson Corp.	2,965,182
23,555	The Middleby Corp.*	2,641,929

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
35,315	The Toro Co.	$ 2,825,906

		16,907,244

Media – 1.0%
67,115	ViacomCBS, Inc. Class B	2,290,635

Multiline Retail – 1.1%
17,255	Dollar General Corp.	2,647,090

Professional Services* – 1.2%
4,455	CoStar Group, Inc.	2,909,070

Road & Rail – 1.2%
24,300	Landstar System, Inc.	2,691,225

Semiconductors & Semiconductor Equipment – 2.5%
47,820	Maxim Integrated Products, Inc.	2,874,938
16,770	Monolithic Power Systems, Inc.	2,870,521

		5,745,459

Software – 7.5%
10,545	ANSYS, Inc.*	2,892,810
40,480	Cadence Design Systems, Inc.*	2,919,013
25,260	Citrix Systems, Inc.	3,062,017
11,630	Palo Alto Networks, Inc.*	2,730,491
19,525	Synopsys, Inc.*	2,880,133
9,130	Tyler Technologies, Inc.*	2,955,198

		17,439,662

Specialty Retail – 2.3%
17,300	Advance Auto Parts, Inc.	2,279,275
32,130	Tractor Supply Co.	2,986,484

		5,265,759

Textiles, Apparel & Luxury Goods – 1.2%
29,885	Columbia Sportswear Co.	2,806,799

TOTAL COMMON STOCKS (Cost $176,765,954)		$227,012,423

Exchange Traded Fund – 2.0%
30,990	iShares Russell Midcap Growth Index Fund
(Cost $4,575,321)		$ 4,770,910

Shares	Dividend Rate	Value

Investment Company – 0.8%
State Street Institutional US Government Money Market Fund - Premier Class
1,921,037	1.545%	$ 1,921,037
(Cost $1,921,037)

TOTAL INVESTMENTS – 99.8% (Cost $183,262,312)	$233,704,370

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%	397,338

NET ASSETS – 100.0%	$234,101,708

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

COMMERCE BOND FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 41.8%
Aerospace/Defense – 0.2%
United Technologies Corp.
$ 2,000,000	5.700%		04/15/40	$ 2,837,269

Auto Manufacturers – 2.0%
BMW Finance NV(a)(b)
4,000,000	2.400		08/14/24	4,079,336
Ford Motor Co.(a)
2,000,000	4.346		12/08/26	2,081,787
Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,566,525
General Motors Co.(a)
3,450,000	6.600		04/01/36	4,197,543
General Motors Financial Co., Inc.(a)
2,000,000	3.950		04/13/24	2,109,594
PACCAR Financial Corp.
5,000,000	2.150		08/15/24	5,072,773
Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	4,634,607

				24,742,165

Banks – 6.7%
Bank of America Corp.
3,000,000	4.000		01/22/25	3,251,702
(3M USD LIBOR + 1.040%)
3,749,000	3.419	(a)(c)	12/20/28	4,023,853
BB&T Corp.(a)
5,455,000	2.500		08/01/24	5,595,831
Citigroup, Inc.
3,000,000	5.500		09/13/25	3,491,592
3,500,000	4.450		09/29/27	3,929,042
Cooperatieve Rabobank UA
3,100,000	2.750		01/10/23	3,189,365
Credit Suisse AG
3,000,000	3.000		10/29/21	3,064,170
Deutsche Bank AG
2,000,000	3.125		01/13/21	2,015,956
HSBC Holdings PLC
3,130,000	6.100		01/14/42	4,514,238
HSBC USA, Inc.
1,052,000	9.300		06/01/21	1,148,435
JPMorgan Chase & Co.(c)
(3M USD LIBOR + 0.610%)
1,500,000	3.514	(a)	06/18/22	1,535,832
(3M USD LIBOR + 1.000%)
150,000	2.794		04/26/23	150,193
(3M USD LIBOR + 1.160%)
1,650,000	3.702	(a)	05/06/30	1,819,374
(3M USD LIBOR + 1.330%)
2,000,000	4.452	(a)	12/05/29	2,324,376
(3M USD LIBOR + 3.470%)
1,222,000	5.240	(a)	12/29/49	1,229,344
KeyBank NA
4,000,000	3.400		05/20/26	4,273,705
Lloyds Bank PLC
1,640,000	6.375		01/21/21	1,713,768
Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	3,247,816
Morgan Stanley
4,375,000	4.100		05/22/23	4,661,268
PNC Bank NA(a)
2,500,000	2.950		01/30/23	2,582,802

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
The PNC Financial Services Group, Inc.(a)
$ 3,750,000	3.150%		05/19/27	$ 4,024,636
(3M USD LIBOR + 3.678%)
2,500,000	6.750	(c)	07/29/49	2,663,450
U.S. Bancorp(a)
2,050,000	3.600		09/11/24	2,207,895
UBS Group Funding Switzerland AG(a)(b)(c) (3M USD LIBOR + 0.954%)
2,750,000	2.859		08/15/23	2,810,043
Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,749,824
1,500,000	4.650		11/04/44	1,809,308
5,000,000	4.750		12/07/46	6,190,932
Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	2,653,922

				82,872,672

Beverages(a) – 0.8%
Anheuser-Busch InBev Worldwide, Inc.
6,000,000	4.439		10/06/48	7,105,200
PepsiCo, Inc.
2,190,000	4.450		04/14/46	2,811,091

				9,916,291

Biotechnology – 0.1%
Amgen, Inc.
1,295,000	6.400		02/01/39	1,816,877

Chemicals(a) – 0.4%
PPG Industries, Inc.
2,355,000	2.400		08/15/24	2,409,103
Praxair, Inc.
2,740,000	3.200		01/30/26	2,926,808

				5,335,911

Commercial Services – 1.0%
Henry J. Kaiser Family Foundation
6,250,000	3.356		12/01/25	6,650,096
Northwestern University
1,000,000	4.643		12/01/44	1,310,331
The Corp. of Gonzaga University
3,500,000	4.158		04/01/46	4,024,403

				11,984,830

Distribution/Wholesale(a) – 0.2%
WW Grainger, Inc.
2,260,000	4.600		06/15/45	2,843,628

Diversified Financial Services – 3.2%
Air Lease Corp.(a)
2,500,000	3.000		09/15/23	2,576,198
Aircastle Ltd.(a)
1,000,000	4.250		06/15/26	1,077,380
American Express Co.(a)
3,115,000	3.125		05/20/26	3,317,499
Brookfield Finance, Inc.(a)
2,000,000	4.250		06/02/26	2,240,216
Capital One Bank USA NA(a)(c) (SOFR + 0.911%)
4,000,000	2.280		01/28/26	4,020,904

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
CDP Financial, Inc.(b)
$ 1,000,000	3.150%	07/24/24	$ 1,068,414
CME Group, Inc.
1,685,000	3.000	09/15/22	1,746,002
Franklin Resources, Inc.
5,000,000	2.850	03/30/25	5,253,013
Invesco Finance PLC
6,509,000	3.125	11/30/22	6,739,038
Janus Capital Group, Inc.(a)
3,000,000	4.875	08/01/25	3,345,721
Legg Mason, Inc.
3,895,000	5.625	01/15/44	4,686,622
TD Ameritrade Holding Corp.(a)
1,225,000	2.750	10/01/29	1,269,265
The Charles Schwab Corp.
2,500,000	3.225	09/01/22	2,598,206

			39,938,478

Electric – 3.6%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	3,097,200
Consumers Energy Co.(a)
3,290,000	3.950	07/15/47	3,955,685
Duke Energy Progress LLC(a)
2,000,000	2.800	05/15/22	2,045,546
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,423,219
Entergy Louisiana LLC(a)
3,000,000	3.780	04/01/25	3,232,026
Gulf Power Co.(a)
1,250,000	4.550	10/01/44	1,507,779
Louisville Gas & Electric Co.(a)
1,850,000	4.650	11/15/43	2,292,152
National Grid USA
3,375,000	8.000	11/15/30	4,753,125
Ohio Power Co.
2,870,000	5.850	10/01/35	3,898,875
Pacific Gas & Electric Co.(e)
2,000,000	6.350	02/15/38	2,310,000
PacifiCorp
1,900,000	6.100	08/01/36	2,695,934
PPL Electric Utilities Corp.(a)
1,025,000	4.750	07/15/43	1,292,529
PSEG Power LLC
5,500,000	8.625	04/15/31	7,925,360
Southern California Edison Co.
1,000,000	5.550	01/15/37	1,296,005
Wisconsin Public Service Corp.(a)
3,000,000	3.300	09/01/49	3,176,040

			44,901,475

Electronics(a) – 0.2%
PerkinElmer, Inc.
2,410,000	3.300	09/15/29	2,518,445

Gas(a) – 0.7%
Atmos Energy Corp.
1,400,000	4.125	03/15/49	1,690,876

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gas(a) – (continued)
Boston Gas Co.(b)
$ 1,000,000	3.001%		08/01/29	$ 1,052,111
Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	5,259,807

				8,002,794

Healthcare-Services – 2.5%
Adventist Health System(a)
7,000,000	2.952		03/01/29	7,198,471
Ascension Health
3,000,000	2.532	(a)	11/15/29	3,093,926
1,500,000	3.945		11/15/46	1,817,507
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	4,378,266
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,424,523
Mayo Clinic
2,600,000	3.774		11/15/43	2,980,201
SSM Health Care Corp.(a)
3,000,000	3.688		06/01/23	3,165,040
4,990,000	3.823		06/01/27	5,435,939

				30,493,873

Insurance – 4.1%
American International Group, Inc.(a)
2,000,000	3.750		07/10/25	2,167,823
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	3,181,360
Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200		08/15/48	5,097,379
Guardian Life Global Funding(b)
2,000,000	2.000		04/26/21	2,009,777
Loews Corp.(a)
3,900,000	3.750		04/01/26	4,270,756
MassMutual Global Funding II(b)
6,150,000	2.950		01/11/25	6,431,562
MetLife, Inc.(a)
2,055,000	10.750		08/01/39	3,441,611
Metropolitan Life Global Funding I(b)
1,360,000	2.400		06/17/22	1,382,303
New York Life Global Funding(b)
2,000,000	2.000		04/13/21	2,009,597
Principal Life Global Funding II(b)
2,000,000	2.200		04/08/20	2,001,452
Prudential Financial, Inc.(a)(c) (3M USD LIBOR + 4.175%)
2,000,000	5.875		09/15/42	2,150,000
Reinsurance Group of America, Inc.
2,100,000	5.000		06/01/21	2,191,125
2,000,000	3.950	(a)	09/15/26	2,172,509
Reliance Standard Life Global Funding II(b)
1,750,000	2.750		01/21/27	1,776,221
The Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	3,587,027
The Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	2,435,913
Travelers Property Casualty Corp.
1,493,000	7.750		04/15/26	1,973,013

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Voya Financial, Inc.
$ 1,800,000	3.650%		06/15/26	$ 1,947,769

				50,227,197

Media – 0.5%
CBS Corp.
2,500,000	7.875		09/01/23	2,926,740
Comcast Corp.
1,250,000	6.400		05/15/38	1,828,507
The Walt Disney Co.
1,000,000	7.125		04/08/28	1,350,527

				6,105,774

Metals & Mining – 0.3%
The Timken Co.
2,750,000	6.875		05/08/28	3,341,153

Miscellaneous Manufacturing – 0.5%
General Electric Co.
1,500,000	4.500		03/11/44	1,751,086
(3M USD LIBOR + 3.330%)
1,894,000	5.000	(a)(c)	12/29/49	1,885,022
Siemens Financieringsmaatschappij NV(b)
2,228,000	1.700		09/15/21	2,231,070

				5,867,178

Oil-Field Services – 2.9%
Apache Corp.
2,835,000	5.100	(a)	09/01/40	2,866,817
1,360,000	7.375		08/15/47	1,784,718
BP Capital Markets America, Inc.
3,250,000	2.750		05/10/23	3,346,727
Equinor ASA
1,795,000	6.800		01/15/28	2,364,018
Exxon Mobil Corp.(a)
3,000,000	2.726		03/01/23	3,093,141
Halliburton Co.(a)
5,000,000	5.000		11/15/45	5,745,936
HollyFrontier Corp.(a)
3,850,000	5.875		04/01/26	4,380,268
Phillips 66(a)
3,000,000	4.650		11/15/34	3,594,607
Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	5,298,712
Tosco Corp.
2,095,000	8.125		02/15/30	3,083,478

				35,558,422

Paper and Forest Products – 0.4%
International Paper Co.
2,925,000	8.700		06/15/38	4,475,378

Pharmaceuticals – 1.5%
Bristol-Myers Squibb Co.(a)(b)
3,250,000	3.900		02/20/28	3,646,153
CVS Pass-Through Trust(b)
2,618,051	7.507		01/10/32	3,317,230
Johnson & Johnson
4,970,000	5.950		08/15/37	7,281,170

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Pfizer, Inc.
$ 2,900,000	7.200%		03/15/39	$ 4,749,219

				18,993,772

Pipelines – 2.0%
Buckeye Partners LP(a)
2,000,000	4.350		10/15/24	2,017,966
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	4,195,295
Energy Transfer Operating LP(a)
3,000,000	4.900		03/15/35	3,288,830
Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	5,156,765
Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	890,177
1,450,000	7.625		04/01/37	2,039,480
TransCanada PipeLines Ltd.(a)
2,500,000	4.875		01/15/26	2,845,666
Transcanada Trust(a)(c) (3M USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,834,750

				25,268,929

Real Estate – 4.7%
Columbia Property Trust Operating Partnership LP(a)
2,485,000	4.150		04/01/25	2,657,012
Mid-America Apartments LP(a)
1,860,000	4.300		10/15/23	2,006,748
1,700,000	3.600		06/01/27	1,842,381
National Retail Properties, Inc.(a)
1,000,000	3.900		06/15/24	1,072,635
Office Properties Income Trust(a)
4,000,000	4.250		05/15/24	4,215,281
Omega Healthcare Investors, Inc.(a)
4,500,000	4.750		01/15/28	5,027,894
Piedmont Operating Partnership LP(a)
1,290,000	3.400		06/01/23	1,331,676
2,800,000	4.450		03/15/24	3,023,143
Post Apartment Homes LP(a)
1,500,000	3.375		12/01/22	1,553,591
SBA Tower Trust(b)
5,000,000	2.877	(a)	07/09/21	5,031,944
3,520,000	3.448		03/15/23	3,686,427
1,575,000	2.836		01/15/25	1,630,225
Scentre Group Trust 1/Scentre Group Trust 2(a)(b)
4,000,000	3.750		03/23/27	4,283,536
Simon Property Group LP(a)
2,815,000	3.750		02/01/24	3,013,894
3,000,000	4.750		03/15/42	3,764,784
STORE Capital Corp.(a)
2,000,000	4.500		03/15/28	2,248,701
UDR, Inc.(a)
2,640,000	3.750		07/01/24	2,823,268
Ventas Realty LP(a)
2,910,000	3.500		02/01/25	3,085,068
VEREIT Operating Partnership LP(a)
2,400,000	3.950		08/15/27	2,591,101
Washington Real Estate Investment Trust(a)
1,580,000	3.950		10/15/22	1,643,797

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate – (continued)
Weingarten Realty Investors(a)
$ 1,000,000	3.850%		06/01/25	$ 1,059,681

				57,592,787

Semiconductors(a) – 0.7%
Maxim Integrated Products, Inc.
5,016,000	3.375		03/15/23	5,214,447
Texas Instruments, Inc.
2,925,000	3.875		03/15/39	3,425,953

				8,640,400

Software – 0.2%
Adobe, Inc.
563,000	4.750		02/01/20	563,000
2,000,000	2.150	(a)(f)	02/01/27	2,027,265

				2,590,265

Telecommunications – 1.3%
AT&T, Inc.(a)
4,380,000	3.600		07/15/25	4,715,058
Bell Canada, Inc.(a)
2,600,000	4.464		04/01/48	3,129,161
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(b)
2,000,000	4.738		03/20/25	2,112,500
Verizon Communications, Inc.
4,748,000	4.329		09/21/28	5,492,039

				15,448,758

Transportation – 1.1%
Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,567,098
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,731,944
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,720,350
2,500,000	6.125	(a)(g)	09/15/15	3,876,879
Kansas City Southern(a)
1,000,000	4.950		08/15/45	1,250,912
1,500,000	4.700		05/01/48	1,866,638
The Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	625,456

				13,639,277

TOTAL CORPORATE OBLIGATIONS (Cost $473,126,680)				$ 515,953,998

Mortgage-Backed Obligations – 20.3%
Collateralized Mortgage Obligations – 16.8%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(c)(h)
$ 175,768	3.834%		04/25/35	$ 177,799
Agate Bay Mortgage Loan Trust Series 2014-3, Class A2(b)(c)(h)
2,823,948	3.500		11/25/44	2,895,363
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(b)(c)(h)
865,466	3.000		04/25/45	868,672
Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(b)(c)(h)
1,588,947	3.500		12/25/45	1,596,160

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(b)(c)(h)
$ 1,005,038	3.500%	03/25/46	$ 1,030,579
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
45,284	5.500	11/25/20	45,321
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
11,176	6.000	04/25/36	11,189
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(c) (1M USD LIBOR + 0.700%)
196,838	2.361	09/25/34	196,862
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(h)
1,244,817	4.089	11/25/35	1,064,407
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(i)
245,294	5.750	01/25/34	254,432
Citicorp Mortgage Securities Trust, Inc. Series 2006-4, Class 3A1
4,075	5.500	08/25/21	4,082
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
590,476	6.750	08/25/34	639,827
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(c)(h)
174,944	4.355	12/25/35	163,093
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(h)
75,320	4.017	04/25/37	72,480
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(b)(c)(h)
1,068,758	3.500	06/25/58	1,089,658
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
26,481	5.250	09/25/19	26,368
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
20,559	6.500	08/25/32	21,136
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
17,760	6.000	07/25/37	17,717
Countrywide Home Loans Trust Series 2005-27, Class 2A1
591,607	5.500	12/25/35	456,570
Countrywide Home Loans Trust Series 2005-6, Class 2A1
107,194	5.500	04/25/35	103,774
Countrywide Home Loans Trust Series 2005-7, Class 1A1(c) (1M USD LIBOR + 0.540%)
728,133	2.201	03/25/35	711,129
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
177,333	5.250	07/25/33	181,210
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
673,938	5.500	07/25/35	676,888
CSMC Trust Series 2013-6, Class 1A1(b)(c)(h)
10,845,023	2.500	07/25/28	10,901,486
CSMC Trust Series 2014-WIN2, Class A3(b)(c)(h)
2,322,312	3.500	10/25/44	2,364,892
CSMC Trust Series 2017-HL2, Class A1(b)(c)(h)
3,704,228	3.500	10/25/47	3,766,718
CSMC Trust Series 2017-HL2, Class A3(b)(c)(h)
3,141,411	3.500	10/25/47	3,196,264
EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(h)
2,132,359	3.000	06/25/43	2,165,208
FHLMC REMIC Series 1579, Class PM
38,301	6.700	09/15/23	40,806
FHLMC REMIC Series 2103, Class TE
43,440	6.000	12/15/28	48,928

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 2110, Class PG
$ 201,957	6.000%	01/15/29	$ 224,905
FHLMC REMIC Series 2391, Class Z
564,011	6.000	12/15/31	631,921
FHLMC REMIC Series 2603, Class C
147,459	5.500	04/15/23	151,981
FHLMC REMIC Series 2866, Class DH
53,915	4.000	09/15/34	54,271
FHLMC REMIC Series 4088, Class EP
3,050,926	2.750	09/15/41	3,118,473
FHLMC REMIC Series 4272, Class DG
1,071,448	3.000	04/15/43	1,104,764
FHLMC REMIC Series 4370, Class PA
953,392	3.500	09/15/41	987,770
FHLMC REMIC Series 4679, Class DY
264,429	3.500	07/15/42	279,042
FHLMC REMIC Series 4710, Class WA
508,565	3.500	03/15/44	530,389
FHLMC REMIC Series 4729, Class AG
2,365,000	3.000	01/15/44	2,467,910
FHLMC REMIC Series 4770, Class JH
1,389,941	4.500	10/15/45	1,451,422
FHLMC REMIC Series 4792, Class AC
895,943	3.500	05/15/48	918,733
FHLMC REMIC Series 4840, Class MB
8,505,855	4.500	09/15/46	9,182,677
FHLMC REMIC Series 4841, Class VH
4,217,000	4.500	10/15/37	4,582,492
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
1,054,801	5.500	05/25/35	951,011
Flagstar Mortgage Trust Series 2017-2, Class A5(b)(c)(h)
1,458,095	3.500	10/25/47	1,470,371
Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(h)
7,241,570	3.500	04/25/48	7,399,798
Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)(h)
5,211,595	3.500	10/25/49	5,339,018
FNMA REMIC Series 2001-45, Class WG
38,758	6.500	09/25/31	42,950
FNMA REMIC Series 2003-117, Class KB
2,288,047	6.000	12/25/33	2,642,058
FNMA REMIC Series 2003-14, Class AP
25,725	4.000	03/25/33	26,611
FNMA REMIC Series 2004-53, Class NC
197,886	5.500	07/25/24	207,066
FNMA REMIC Series 2015-2, Class PA
3,149,042	2.250	03/25/44	3,189,014
FNMA REMIC Series 2015-30, Class JA
2,387,820	2.000	05/25/45	2,376,233
FNMA REMIC Series 2016-16, Class PD
3,858,452	3.000	12/25/44	3,978,715
FNMA REMIC Series 2017-110, Class A
9,700,801	3.500	03/25/38	10,110,307
FNMA REMIC Series 2019-78, Class VD
1,643,000	3.000	01/25/40	1,702,459
FNMA Series 2003-W6, Class 3A
84,383	6.500	09/25/42	97,074

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA REMIC Series 2015-167, Class KM
$ 286,805	3.000%	12/20/43	$ 295,790
GNMA REMIC Series 2015-94, Class AT
934,538	2.250	07/16/45	945,588
GNMA REMIC Series 2016-129, Class W
1,052,696	2.500	07/20/46	1,094,146
GNMA REMIC Series 2018-160, Class GE
1,691,774	4.500	01/20/47	1,750,655
GNMA REMIC Series 2018-37, Class KT
1,214,651	3.500	03/20/48	1,259,439
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c) (1M USD LIBOR + 0.340%)
407,976	2.001	12/25/34	400,688
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(h)
86,380	3.682	06/25/34	85,770
Impac CMB Trust Series 2003-2F, Class A(i)
238,520	5.730	01/25/33	245,268
Impac CMB Trust Series 2004-4, Class 1A1(c)
509,875	2.301	09/25/34	509,500
(1M USD LIBOR + 0.640%)
Impac CMB Trust Series 2004-4, Class 2A2(i)
1,611,945	4.860	09/25/34	1,668,818
Impac Secured Assets Corp. Series 2004-2, Class A6(i)
9,228	4.096	08/25/34	9,296
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,037,422	6.000	03/25/36	825,354
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(h)
227,153	4.057	04/25/37	209,389
JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(h)
1,686,061	3.394	07/25/43	1,733,557
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(h)
1,550,125	3.000	06/25/29	1,572,707
JPMorgan Mortgage Trust Series 2015-6, Class A5(b)(c)(h)
1,827,620	3.500	10/25/45	1,844,494
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(h)
7,661,409	3.500	08/25/47	7,838,770
JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(h)
2,218,809	3.500	11/25/48	2,270,174
JPMorgan Mortgage Trust Series 2017-4, Class A5(b)(c)(h)
1,586,613	3.500	11/25/48	1,615,269
JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(h)
6,525,396	3.500	12/25/48	6,680,375
JPMorgan Mortgage Trust Series 2018-4, Class A5(b)(c)(h)
3,432,803	3.500	10/25/48	3,503,385
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(h)
424,699	4.097	07/25/33	434,126
Master Alternative Loans Trust Series 2004-4, Class 1A1
107,241	5.500	05/25/34	109,969
Master Alternative Loans Trust Series 2004-4, Class 8A1
627,808	6.500	05/25/34	648,710
Master Alternative Loans Trust Series 2004-9, Class A6(i)
8,687	5.643	08/25/34	8,770
Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(b)(c)(h)
2,849,874	3.500	03/25/48	2,899,746

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(h)
$ 139,023	3.486%	03/25/33	$ 140,114
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(h)
768,935	5.385	11/25/35	694,059
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
744,917	6.000	08/25/37	551,501
NRP Mortgage Trust Series 2013-1, Class A23(b)(c)(h)
1,416,481	3.250	07/25/43	1,424,509
OBX Trust Series 2019-INV2, Class A5(b)(c)(h)
1,167,433	4.000	05/27/49	1,193,700
PHH Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(c) (1M USD LIBOR + 2.250%)
497,503	4.031	05/25/38	514,605
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(c)(h)
315,676	4.683	11/25/21	276,998
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(c)(h)
20,130	4.773	07/25/35	20,836
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(c) (1M USD LIBOR + 0.500%)
188,371	2.161	07/25/35	156,337
Residential Asset Securitization Trust Series 2004-A6, Class A1
24,290	5.000	08/25/19	24,633
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
103,288	5.500	11/25/35	98,687
Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
4,008,705	3.000	07/25/56	4,136,201
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,327,424
Sequoia Mortgage Trust Series 2004-10, Class A1A(c) (1M USD LIBOR + 0.620%)
300,836	2.278	11/20/34	295,670
Sequoia Mortgage Trust Series 2012-2, Class A3(c)(h)
804,646	3.500	04/25/42	823,586
Sequoia Mortgage Trust Series 2013-2, Class A1(c)(h)
2,098,530	1.874	02/25/43	2,022,049
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(h)
3,836,845	2.500	05/25/43	3,865,035
Sequoia Mortgage Trust Series 2015-2, Class A10(b)(c)(h)
2,736,626	3.500	05/25/45	2,769,452
Sequoia Mortgage Trust Series 2015-3, Class A4(b)(c)(h)
2,439,373	3.500	07/25/45	2,463,352
Sequoia Mortgage Trust Series 2015-3, Class A5(b)(c)(h)
1,742,409	3.000	07/25/45	1,750,180
Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(h)
1,662,506	3.000	11/25/30	1,699,262
Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(h)
2,361,782	3.500	11/25/46	2,419,291
Sequoia Mortgage Trust Series 2017-1, Class A4(b)(c)(h)
4,561,890	3.500	02/25/47	4,652,950
Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(h)
2,670,086	3.500	08/25/47	2,720,150
Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(h)
7,521,337	3.500	09/25/47	7,690,567

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(h)
$2,546,194	3.500%	02/25/48	$ 2,603,483
Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(h)
6,772,087	3.500	10/25/47	6,907,529
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(h)
554,376	3.962	10/25/34	565,372
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(h)
101,011	4.277	04/25/34	105,199
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)(h)
197,349	3.942	10/25/33	202,658
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)(h)
260,508	3.977	11/25/33	265,653
Structured Asset Securities Corp. Series 2003-34A, Class 6A(c)(h)
199,220	4.271	11/25/33	203,407
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
154,232	5.500	06/25/20	140,368
WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(h)
7,165,039	3.500	08/20/45	7,266,238
WinWater Mortgage Loan Trust Series 2015-5, Class A5(b)(c)(h)
1,554,976	3.500	08/20/45	1,567,655
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(h)
3,752,289	3.500	01/20/46	3,828,273

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $203,755,077)			$207,855,189

Commercial Mortgage Obligations – 1.7%
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
3,896,132	2.674	04/10/48	3,896,079
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
947,318	3.147	02/10/47	946,968
Commercial Mortgage Trust Series 2014-CR15, Class A2
1,475,045	2.928	02/10/47	1,476,954
GNMA REMIC Series 2013-68, Class B(c)(h)
1,040,000	2.500	08/16/43	1,051,282
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
13,578	3.046	04/15/47	13,672
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
735,430	2.773	10/15/48	735,188
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
3,000,000	2.579	03/10/49	3,018,713
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
5,058,836	2.933	03/15/48	5,053,994
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739	04/15/48	4,997,320

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $21,597,029)			$ 21,190,170

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – 1.2%
FHLMC
$ 1	8.500%		03/01/21	$ 1
114,192	7.000		05/01/26	123,968
20,175	7.500		12/01/30	24,119
25,285	7.500		01/01/31	29,535
55,534	7.000		08/01/31	63,783
690,849	5.000		05/01/33	770,511
1,058,045	4.000		06/01/42	1,148,208
1,594,526	3.000		06/01/45	1,636,746
(1 Year CMT + 2.229%)
104,518	4.730	(c)	05/01/34	110,327
(12M USD LIBOR + 1.600%)
2,446,146	2.779	(c)	07/01/45	2,506,694
(12M USD LIBOR + 1.841%)
79,327	3.842	(c)	01/01/36	82,400
FNMA
16,880	9.000		02/01/25	17,104
897,500	2.500		05/01/28	915,872
5,493	8.000		07/01/28	5,522
1,297,627	4.500		01/01/48	1,353,095
(12M USD LIBOR + 1.584%)
792,395	2.617	(c)	12/01/45	810,106
(12M USD LIBOR + 1.740%)
60,181	3.925	(c)	10/01/34	61,875
(12M USD LIBOR + 1.760%)
79,505	4.477	(c)	02/01/35	83,390
(6M USD LIBOR + 1.413%)
18,389	3.913	(c)	02/01/33	18,962
GNMA
22,175	8.000		02/15/22	22,863
17,100	7.500		08/20/25	18,554
78,994	7.500		07/20/26	88,881
40,126	6.500		04/15/31	44,289
125,155	6.500		05/15/31	138,140
3,865,836	2.500		06/20/31	3,885,842
1,129,903	5.000		02/20/49	1,194,749

				15,155,536

UMBS – 0.6%
7,692	6.500		03/01/26	8,525
18,883	6.500		10/01/28	20,930
29,675	6.000		07/01/29	32,659
10,732	7.500		09/01/29	10,834
31,538	7.000		03/01/31	34,959
5,114	7.500		03/01/31	5,682
16,231	7.000		11/01/31	16,746
29,843	7.000		01/01/32	30,339
73,668	6.000		12/01/32	81,269
26,144	5.000		07/01/33	27,994
2,226,289	3.500		08/01/35	2,338,967
4,195,169	5.000		08/01/48	4,600,914

				7,209,818

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $247,422,213)				$251,410,713

Asset-Backed Securities – 17.0%
Automotive(b) – 3.3%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
$ 5,200,000	2.630%		12/20/21	$ 5,225,287

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive(b) – (continued)
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
$ 4,150,000	3.700%	09/20/24	$ 4,395,972
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
11,100,000	2.360	03/20/26	11,266,045
Ford Credit Auto Owner Trust Series 2016-1, Class A
7,000,000	2.310	08/15/27	7,049,118
Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620	08/15/28	2,553,430
Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	5,311,596
Hertz Vehicle Financing II LP Series 2019-1A, Class A
4,500,000	3.710	03/25/23	4,667,020

			40,468,468

Credit Card – 0.4%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,693,437

Home Equity – 1.0%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1M USD LIBOR + 0.780%)
886,429	2.441	01/25/35	888,180
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(i)
639,859	4.237	05/25/34	650,501
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(i)
220,541	4.250	09/25/33	232,050
Irwin Home Equity Series 2005-A, Class A3(c) (1M USD LIBOR + 0.760%)
382,965	2.421	02/25/34	381,808
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c) (1M USD LIBOR + 0.675%)
3,200,458	2.336	12/25/34	3,165,358
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(h)
4,704,517	4.000	08/27/57	4,945,645
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(i)
966,247	5.140	11/25/35	1,016,908
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(i)
1,368,147	7.490	07/25/29	1,425,019

			12,705,469

Manufactured Housing – 0.1%
Green Tree Financial Corp. Series 1998-3, Class A5
417,453	6.220	03/01/30	430,069
Green Tree Financial Corp. Series 1998-3, Class A6(c)(h)
52,141	6.760	03/01/30	53,674
Mid-State Trust Series 2011, Class A1
179,243	4.864	07/15/38	189,708

			673,451

Other – 9.8%
AFN LLC Series 2019-1A, Class A1(b)
4,966,667	3.780	05/20/49	5,211,479
ARL Second LLC Series 2014-1A, Class A1(b)
1,236,381	2.920	06/15/44	1,243,743

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
CAL Funding III Ltd. Series 2018-1A, Class A(b)
$ 4,445,833	3.960%	02/25/43	$ 4,490,134
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(i)
1,225,727	5.907	06/25/32	1,223,989
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(c) (1M USD LIBOR + 0.460%)
4,269,292	2.121	12/25/33	4,125,600
CLI Funding LLC Series 2018-1A, Class A(b)
1,019,134	4.030	04/18/43	1,040,795
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c) (1M LIBOR + 0.200%)
495,851	1.861	02/25/37	452,522
Cronos Containers Program Ltd. Series 2013-1A, Class A(b)
325,000	3.080	04/18/28	326,047
Cronos Containers Program Ltd. Series 2014-2A, Class A(b)
2,129,630	3.270	11/18/29	2,134,914
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,353,750	4.118	07/25/47	6,758,611
Global SC Finance IV Ltd. Series 2017-1A, Class A(b)
1,921,781	3.850	04/15/37	1,975,486
Global SC Finance SRL Series 2013-1A, Class A(b)
955,500	2.980	04/17/28	958,105
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3(b)
954,140	2.600	06/15/21	956,710
Harvest SBA Loan Trust Series 2018-1, Class A(b)(c) (1M USD LIBOR + 2.250%)
3,745,382	3.911	08/25/44	3,738,455
Home Partners of America Trust Series 2019-1, Class A(b)
7,881,823	2.908	09/17/39	8,048,066
Invitation Homes Trust Series 2018-SFR2, Class A(b)(c) (1M USD LIBOR + 0.900%)
4,229,424	2.576	06/17/37	4,229,419
Jimmy Johns Funding LLC Series 2017-1A, Class A2I(b)
4,875,000	3.610	07/30/47	4,920,533
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c) (1M USD LIBOR + 0.620%)
200,008	2.281	08/25/33	199,170
Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
2,920,438	2.980	01/15/45	2,947,019
Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
5,000,000	4.060	01/15/45	5,235,078
NP SPE II LLC Series 2016-1A, Class A1(b)
2,612,834	4.164	04/20/46	2,724,997
Progress Residential Trust Series 2015-SFR3, Class A(b)
3,476,019	3.067	11/12/32	3,475,867
Sofi Consumer Loan Program Trust Series 2018-3, Class A2(b)
5,000,000	3.670	08/25/27	5,059,770
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	8,382,160
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c) (1M USD LIBOR + 1.125%)
408,332	2.786	06/25/33	410,419

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(i)
$ 317,590	5.750%	06/25/35	$ 325,027
TAL Advantage V LLC Series 2014-3A, Class A(b)
2,416,667	3.270	11/21/39	2,422,846
Towd Point Mortgage Trust Series 2015-1, Class 1A2(b)(c)(h)
5,000,000	3.250	11/25/60	5,103,203
Towd Point Mortgage Trust Series 2015-4, Class A1B(b)(c)(h)
2,111,162	2.750	04/25/55	2,112,954
Towd Point Mortgage Trust Series 2016-2, Class A1(b)(c)(h)
773,345	3.000	08/25/55	785,105
Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)(h)
2,121,912	2.250	04/25/56	2,124,611
Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)(h)
1,850,000	3.000	07/25/57	1,888,565
Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)(h)
5,500,000	3.500	03/25/58	5,697,481
Trafigura Securitisation Finance PLC Series 2018-1A, Class A2(b)
4,335,000	3.730	03/15/22	4,438,619
Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
4,868,692	3.820	04/17/49	5,065,859
Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	3,030,947
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2(b)
1,471,250	4.072	02/16/43	1,532,473
Wells Fargo Home Equity Trust Series 2006-2, Class A4(c) (1M USD LIBOR + 0.250%)
130,419	1.911	07/25/36	130,392
Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
2,985,000	3.783	06/15/49	3,102,072
Wendys Funding LLC Series 2018-1A, Class A2I(b)
2,940,000	3.573	03/15/48	3,007,914

			121,037,156

Student Loan – 2.4%
DRB Prime Student Loan Trust Series 2016-B, Class A2(b)
1,381,464	2.890	06/25/40	1,393,860
DRB Prime Student Loan Trust Series 2017-A, Class A2B(b)
3,307,261	2.850	05/27/42	3,367,959
Massachusetts Educational Financing Authority Series 2018-A, Class A
3,840,686	3.850	05/25/33	3,998,692
Navient Private Education Loan Trust Series 2015-AA, Class A2A(b)
3,762,694	2.650	12/15/28	3,800,513
Navient Private Education Refi Loan Trust Series 2018-A, Class A2(b)
1,125,000	3.190	02/18/42	1,152,112
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(b)
1,657,562	2.740	10/25/32	1,670,691
Sofi Professional Loan Program LLC Series 2016-E, Class A2B(b)
3,005,527	2.490	01/25/36	3,020,836
Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(b)
6,000,000	3.590	01/25/48	6,286,117
South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1M USD LIBOR + 1.500%)
2,513,378	3.161	01/25/36	2,524,238

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan – (continued)
Towd Point Asset Trust Series 2018-SL1, Class A(b)(c) (1M USD LIBOR + 0.600%)
$ 2,349,456	2.392%	01/25/46	$ 2,317,739

			29,532,757

TOTAL ASSET-BACKED SECURITIES (Cost $203,930,762)			$210,110,738

U.S. Treasury Obligations – 8.7%
United States Treasury Bonds
$ 5,000,000	3.125%	11/15/41	$ 6,047,656
5,000,000	2.750	08/15/42	5,701,758
9,000,000	2.750	11/15/42	10,258,594
4,000,000	2.500	02/15/45	4,368,750
United States Treasury Inflation Indexed Bonds
5,324,000	0.375	01/15/27	5,520,601
7,968,170	0.750	02/15/42	8,799,892
United States Treasury Notes
10,000,000	1.375	08/31/20	9,988,281
3,000,000	1.750	10/31/20	3,003,867
6,000,000	1.750	09/30/22	6,068,437
1,000,000	2.125	12/31/22	1,023,203
5,000,000	1.375	08/31/23	5,011,523
5,000,000	2.250	01/31/24	5,181,445
10,000,000	2.125	03/31/24	10,323,828
6,000,000	2.875	05/31/25	6,467,344
10,000,000	1.500	08/15/26	10,050,391
10,000,000	1.625	08/15/29	10,097,266

TOTAL U.S. TREASURY OBLIGATIONS (Cost $101,774,327)			$ 107,912,836

Municipal Bond Obligations – 8.3%
Alaska(a) – 0.1%
Anchorage AK Certificate Participation (Taxable) Series A
$ 1,290,000	2.765%	07/01/22	$ 1,325,114

California – 2.0%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds(a)
4,000,000	5.685	10/01/40	5,757,720
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(j)
5,000,000	0.000	08/01/38	2,869,000
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	3,145,807
Foothill-De Anza CA Community College District GO Bonds (Taxable - Election of 2006) Series E(a)
1,730,000	3.223	08/01/38	1,869,922
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B(a)
3,000,000	6.507	08/01/43	4,584,270
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,836,963

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
California – (continued)
San Mateo Union High School District GO Bonds Refunding Taxable Series B(a)
$ 2,055,000	2.520%	09/01/20	$ 2,064,494

			24,128,176

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,799,985

Idaho(a) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,366,377
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,596,570

			5,962,947

Illinois – 0.4%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,764,878
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,222,230
Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,138,510

			5,125,618

Indiana(a)(f) – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	1,026,120

Kentucky – 0.6%
Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
5,000,000	2.522	11/01/27	5,050,800
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
2,890,000	2.750	12/01/33	3,008,403

			8,059,203

Michigan – 0.6%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B (Q-SBLF)
1,800,000	2.035	05/01/21	1,809,234
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,917,633
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	2,170,016
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment) (Q-SBLF)(a)
1,500,000	5.875	05/01/22	1,544,970

			7,441,853

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Mississippi(a) – 0.1%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
$ 1,465,000	3.000%	06/01/23	$ 1,509,932

Missouri(a) – 0.5%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,638,200
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,063,060

			6,701,260

Nebraska – 0.3%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,804,488

Nevada(a) – 0.2%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,561,991

New Jersey(a) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	4,101,080

New York(a) – 0.7%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,080,600
1,055,000	5.008	06/01/22	1,129,187
New York State Thruway Authority Revenue Bonds (Taxable-Refunding) Series M
2,755,000	2.500	01/01/27	2,805,279
New York State Urban Development Corp. Revenue Bonds Series B
1,950,000	3.350	03/15/26	2,105,220

			8,120,286

Ohio – 0.3%
Kent OH State University Revenue Bonds (Taxable-Refunding) Series B(a)
1,700,000	2.221	05/01/26	1,730,073
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(j)
2,740,000	0.000	12/01/28	2,220,167

			3,950,240

Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	574,111
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,418,662

			1,992,773

Pennsylvania(a) – 0.3%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,949,950

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
$ 2,000,000	2.530%	12/01/25	$ 2,025,320

Texas(a) – 0.4%
City of Houston TX GO Bonds (Taxable-Refunding) Series B
5,000,000	2.130	03/01/26	5,068,650

Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,264,180

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $93,205,357)			$ 102,919,166

U.S. Government Agency Obligations – 1.4%
FFCB
$ 2,860,000	5.190%	04/22/21	$ 2,992,249
FHLB
3,700,000	1.500	08/15/24	3,721,302
2,650,000	7.125	02/15/30	3,930,890
FNMA
5,550,000	1.625	10/15/24	5,605,087
New Valley Generation III
180,237	5.131	01/15/21	185,967
New Valley Generation V
534,709	4.929	01/15/21	550,629

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $16,050,403)			$ 16,986,124

Shares	Dividend Rate	Value

Investment Company – 2.3%
State Street Institutional US Government Money Market Fund - Premier Class
27,831,351	1.545%	$ 27,831,351

TOTAL INVESTMENTS – 99.8% (Cost $1,163,341,093)		$1,233,124,926

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		2,145,846

NET ASSETS – 100.0%		$1,235,270,772

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2020.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Security is currently in default and/or non-income producing.

(f)	All or portion represents a forward commitment.

(g)	Actual maturity date is September 15, 2115.

(h)	Rate shown is that which is in effect on January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(i)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2020. Maturity date disclosed is the ultimate maturity.

(j)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
AG	— Aktiengesellschaft (German Corporation)
AMT	— Alternative Minimum Tax
ASA	— Allmennaksjeselskap (Norwegian Public Company)
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NA	— National Association
NV	— Naamloze Vennootschap (Dutch Public Company)
PLC	— Public Limited Company
Q-SBLF	— Qualified School Bond Loan Fund
REMIC	— Real Estate Mortgage Investment Conduit
UMBS	— Uniform Mortgage Backed Securities

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 55.9%
Collateralized Mortgage Obligations – 37.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$ 25,193	3.834%	04/25/35	$ 25,485
Banc of America Funding Corp. Series 2004-A, Class 1A3(a)
4,059	4.752	09/20/34	4,221
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
105,786	4.038	11/25/33	107,786
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
46,026	4.550	11/25/34	46,317
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)
27,721	4.657	09/25/34	28,446
Fannie Mae Grantor Trust Series 2011-T2, Class A1
670,231	2.500	08/25/51	671,011
FHLMC REMIC PAC Series 159, Class H
129	4.500	09/15/21	129
FHLMC REMIC PAC Series 2022, Class PE
12,361	6.500	01/15/28	13,705
FHLMC REMIC PAC Series 2109, Class PE
24,327	6.000	12/15/28	27,145
FHLMC REMIC PAC Series 23, Class PK
43,831	6.000	11/25/23	46,382
FHLMC REMIC Series 3816, Class HA
1,439,698	3.500	11/15/25	1,508,915
FHLMC REMIC Series 4467, Class DA
505,159	3.000	11/15/41	513,679
FHLMC REMIC Series 4640, Class LD
554,599	4.000	09/15/43	572,208
FHLMC REMIC Series 4713, Class DV
531,014	3.500	11/15/28	563,254
FHLMC REMIC Series 4776, Class C
458,706	4.500	03/15/43	466,727
FHLMC REMIC Series 4879, Class A
473,844	4.000	10/15/46	489,776
FNMA REMIC PAC Series 1992-129, Class L
11,412	6.000	07/25/22	11,838
FNMA REMIC PAC Series 1992-89, Class MA(b)
2,154	0.000	06/25/22	2,099
FNMA REMIC Series 1991-137, Class H
4,505	7.000	10/25/21	4,604
FNMA REMIC Series 1993-182, Class FA(c)
2,811	1.170	09/25/23	2,806
(10 Year CMT - 0.650%)
FNMA REMIC Series 2003-117, Class KB
424,051	6.000	12/25/33	489,661
FNMA REMIC Series 2003-14, Class AP
34,588	4.000	03/25/33	35,779
FNMA REMIC Series 2011-146, Class NB
608,217	4.000	09/25/41	632,561
FNMA REMIC Series 2012-100, Class WA
630,651	1.500	09/25/27	625,553
FNMA REMIC Series 2012-110, Class CA
592,220	3.000	10/25/42	617,633
FNMA REMIC Series 2012-118, Class EB
654,428	1.500	11/25/27	648,219
FNMA REMIC Series 2013-112, Class G
532,526	2.125	07/25/40	535,722

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2015-15, Class CA
$ 911,496	3.500%	04/25/35	$ 959,395
FNMA REMIC Series 2015-19, Class CA
633,358	3.500	01/25/43	666,818
FNMA REMIC Series 2015-2, Class PA
489,684	2.250	03/25/44	495,899
FNMA REMIC Series 2016-104, Class BA
511,795	3.000	01/25/47	533,257
FNMA REMIC Series 2016-53, Class BV
751,893	3.500	11/25/27	797,288
FNMA REMIC Series 2016-96, Class A
569,253	1.750	12/25/46	568,212
FNMA REMIC Series 2017-51, Class EA
601,465	3.000	11/25/42	622,105
FNMA REMIC Series 2017-7, Class JA
517,160	2.000	02/25/47	521,141
FNMA REMIC Series 2019-10, Class PT
571,579	3.500	03/25/49	605,604
FNMA REMIC Series 2019-68, Class B
728,758	3.000	11/25/49	751,295
GNMA REMIC Series 2009-65, Class AF
53,023	4.000	07/20/39	54,759
GNMA REMIC Series 2010-115, Class QJ
16,758	3.500	11/20/38	16,764
GNMA REMIC Series 2010-14, Class PA
31,064	3.000	02/20/40	31,630
GNMA REMIC Series 2010-89, Class GL
113,467	4.000	05/20/39	115,317
GNMA REMIC Series 2012-13, Class EG
1,306,785	2.000	10/20/40	1,312,593
GNMA REMIC Series 2013-188, Class LE
1,039,081	2.500	11/16/43	1,052,115
GNMA REMIC Series 2015-65, Class BD
616,434	2.250	05/20/45	624,703
GNMA REMIC Series 2015-94, Class AT
417,491	2.250	07/16/45	422,428
GNMA REMIC Series 2019-21, Class MA
810,782	3.500	09/20/47	853,224
GSR Mortgage Loan Trust Series 2003-6F, Class A1
16,205	3.000	09/25/32	16,208
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(c)
140,907	2.101	05/25/35	140,388
(1M USD LIBOR + 0.440%)
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
354,206	3.928	01/25/36	360,893
Impac CMB Trust Series 2003-2F, Class A(d)
147,655	5.730	01/25/33	151,833
Impac CMB Trust Series 2003-8, Class 2A1(c)
16,159	2.561	10/25/33	16,349
(1M USD LIBOR + 0.900%)
Impac CMB Trust Series 2004-7, Class 1A1(c)
53,264	2.401	11/25/34	54,400
(1M USD LIBOR + 0.740%)
Impac CMB Trust Series 2005-2, Class 2A2(c)
63,717	2.461	04/25/35	62,549
(1M USD LIBOR + 0.800%)

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac Secured Assets Corp. Series 2006-1, Class 2A1(c)
$ 364,775	2.011%		05/25/36	$ 357,380
(1M USD LIBOR + 0.350%)
IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
45,178	4.180		10/25/34	45,222
Lehman XS Trust Series 2005-7N, Class 1A1A(c)
108,071	2.201		12/25/35	106,911
(1M USD LIBOR + 0.540%)
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
60,621	4.540		04/21/34	62,209
Master Alternative Loans Trust Series 2004-9, Class A6(d)
1,843	5.643		08/25/34	1,860
MortgageIT Trust Series 2005-1, Class 1A1(c)
425,094	2.301		02/25/35	422,743
(1M USD LIBOR + 0.640%)
MortgageIT Trust Series 2005-1, Class 1A2(c)
365,643	2.441		02/25/35	364,368
(1M USD LIBOR + 0.780%)
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
17,187	4.403		09/25/34	17,437
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
2,130	6.250		12/25/23	2,135
Sequoia Mortgage Trust Series 10, Class 1A(c)
26,743	2.458		10/20/27	26,718
(1M USD LIBOR + 0.800%)
Sequoia Mortgage Trust Series 2003-2, Class A1(c)
43,415	2.318		06/20/33	43,073
(1M USD LIBOR + 0.660%)
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
179,030	3.942		10/25/33	183,846
Vendee Mortgage Trust Series 1996-2, Class 1Z
50,240	6.750		06/15/26	55,882

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,258,949)				$22,188,612

Commercial Mortgage Obligations – 2.4%
GNMA REMIC Series 2010-141, Class B
612,159	2.717		02/16/44	618,249
GNMA REMIC Series 2014-47, Class BC
824,775	3.574		06/16/45	840,086

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $1,438,409)				$1,458,335

Federal Agencies – 10.5%
FHLMC
6,274	6.000		10/01/23	6,907
20,398	5.000		05/01/27	21,824
292,391	2.500		04/01/28	297,796
493,795	2.779	(c)	07/01/45	506,017
(12M USD LIBOR + 1.600%)
543,450	2.628	(c)	07/01/46	555,437
(12M USD LIBOR + 1.585%)
FNMA
541,242	3.500		12/01/27	565,699
477,347	2.500		03/01/28	487,104

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
FNMA (continued)
$ 964,486	2.500%		05/01/28	$ 984,181
370,863	2.500		01/01/30	377,860
735,821	2.500		02/01/32	749,771
357,407	3.500		10/01/32	376,178
843,850	3.000		08/01/33	865,787
28,062	3.925	(c)	10/01/34	28,852
(12M USD LIBOR + 1.740%)
403,254	2.617	(c)	12/01/45	412,267
(12M USD LIBOR + 1.584%)
GNMA(c)
82	4.125		11/20/24	84
(1 Year CMT + 1.500%)
172	4.125		12/20/24	172
(1 Year CMT + 1.500%)
4,280	3.875		04/20/26	4,287
(1 Year CMT + 1.500%)
2,866	3.250		08/20/26	2,885
(1 Year CMT + 1.500%)
4,740	4.000		01/20/28	4,888
(1 Year CMT + 1.500%)

				6,247,996

UMBS – 5.8%
UMBS
1	5.500		06/01/20	1
632,711	3.000		11/01/26	651,755
542,419	3.000		12/01/26	559,520
4,918	7.000		11/01/31	5,075
544,611	5.000		02/01/32	587,441
117,309	6.000		07/01/33	129,559
918,761	3.500		07/01/34	965,152
511,791	3.500		08/01/35	537,693

				3,436,196

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $32,295,594)				$33,331,139

U.S. Government Agency Obligations – 23.2%
FFCB(e)
$1,000,000	1.400%		04/13/20	$ 999,607
1,000,000	1.420		06/29/20	999,807
1,000,000	1.350		09/21/20	999,538
FHLB
1,000,000	2.000	(e)	09/06/22	1,000,033
600,000	3.000		12/09/22	627,286
FHLMC(e)
1,000,000	1.875		11/27/20	1,002,565
900,000	2.000		12/18/20	903,839
500,000	3.100		06/29/23	503,076
FNMA
500,000	2.500		02/05/24	521,499
FNMA
1,000,000	1.750	(e)	11/20/20	1,001,195
500,000	1.250		05/06/21	499,070
1,000,000	1.400	(e)	08/25/21	999,701
900,000	2.075	(e)	02/28/22	911,828
500,000	2.000		10/05/22	508,599
1,000,000	2.875		09/12/23	1,052,944
750,000	1.625		10/15/24	757,444

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Government Agency Obligations – (continued)
GNMA REMIC Series 2014-131, Class DM
$ 502,526	3.000%	02/20/44	$ 515,935

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,682,556)			$13,803,966

U.S. Treasury Obligations – 19.1%
United States Treasury Inflation Indexed Bonds
$ 851,221	0.125%	04/15/20	$ 850,490
1,110,522	0.125	04/15/22	1,112,712
United States Treasury Notes
500,000	2.250	03/31/21	504,394
2,000,000	2.250	07/31/21	2,024,531
1,000,000	1.750	11/30/21	1,006,992
1,500,000	1.375	10/15/22	1,502,227
750,000	1.625	10/31/23	758,584
1,000,000	2.125	03/31/24	1,032,383
750,000	2.000	04/30/24	770,947
1,750,000	2.125	11/30/24	1,814,805

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,299,189)			$11,378,065

Asset-Backed Securities – 2.3%
Home Equity(c) – 1.0%
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
$ 301,327	2.741%	03/25/33	$ 298,247
(1M USD LIBOR + 1.080%)
Terwin Mortgage Trust Series 2004-7HE, Class A3(f)
236,623	2.361	07/25/34	238,758
(1M USD LIBOR + 0.700%)
Terwin Mortgage Trust Series 2004-9HE, Class A1(f)
96,860	2.061	09/25/34	96,126
(1M USD LIBOR + 0.400%)
			633,131

Other – 1.3%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4(c)
231,718	2.561	11/25/34	229,828
(1M USD LIBOR + 0.900%)
Towd Point Mortgage Trust Series 2016-3, Class A1(a)(f)
530,478	2.250	04/25/56	531,153
			760,981

TOTAL ASSET-BACKED SECURITIES (Cost $1,317,045)			$ 1,394,112

Shares	Dividend Rate	Value

Investment Company – 0.5%
State Street Institutional US Government Money Market Fund - Premier Class
323,479	1.545%	$ 323,479
(Cost $323,479)

TOTAL INVESTMENTS – 101.0% (Cost $58,917,863)		$60,230,761

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(610,271)

NET ASSETS – 100.0%		$59,620,490

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Rate shown is that which is in effect on January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2020.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2020. Maturity date disclosed is the ultimate maturity.

(e)	Security with “Call” features with resetting interest rates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 99.7%
Alabama – 1.0%
Millbrook AL GO Bonds (Refunding) Series 2019 (AA-/NR)
$1,625,000	5.000%		09/01/25	$ 1,952,519
1,705,000	5.000		09/01/26	2,096,093

				4,048,612

Alaska – 1.9%
Alaska State Housing Finance Corp. Revenue Bonds (Refunding) Series A (AA+/Aa2)(a)
1,000,000	5.000		12/01/29	1,238,480
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (AA-/NR)
1,000,000	4.000		10/01/24	1,129,040
1,000,000	5.000		10/01/25	1,205,590
1,000,000	5.000	(a)	10/01/28	1,247,260
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)(a)
450,000	5.000		03/01/27	525,578
University of Alaska AK Revenue Bonds (Refunding) Series V-2 (A+/Baa1)
500,000	4.000		10/01/25	570,255
University of Alaska AK Revenue Bonds (Refunding-General) Series S (A+/Baa1)(a)
2,050,000	4.000		10/01/26	2,235,894

				8,152,097

Arizona – 1.3%
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	992,754
McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/Aa3)(a)
1,000,000	5.000		07/01/27	1,241,720
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,094,610
1,000,000	5.000		06/01/23	1,134,190
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,202,975

				5,666,249

Arkansas –1.9%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)(a)
980,000	4.000		11/01/31	1,159,546
1,095,000	4.000		11/01/34	1,279,934
1,000,000	4.000		11/01/35	1,165,660
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)(b)
375,000	1.950		09/01/23	378,739
650,000	2.050		09/01/24	658,125
500,000	2.280		09/01/26	509,270
250,000	2.400	(a)	09/01/27	255,365

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Arkansas – (continued)
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)(a)
$ 500,000	5.000%		10/01/31	$ 638,355
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
645,000	4.000		03/01/30	732,172
635,000	4.000		03/01/32	713,314
500,000	4.000		03/01/36	556,820

				8,047,300

California – 0.2%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa2)(c)(d)
450,000	0.000		08/01/26	529,474
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)(a)
235,000	5.250		05/15/22	235,844

				765,318

Colorado – 2.5%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A+/NR)
215,000	4.500		03/01/20	215,546
Colorado Springs CO Utilities System Revenue Bonds (Variable System Improvement) Series A (AA+/Aa2)(a)(e)(f)
4,700,000	0.920		11/01/41	4,700,000
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College - Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000		11/01/31	522,567
850,000	4.000		11/01/32	983,713
Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)(b)
310,000	2.025		05/01/24	314,371
280,000	2.075		11/01/24	284,491
250,000	2.125		05/01/25	254,298
250,000	2.175		11/01/25	254,618
300,000	2.336		05/01/26	307,809
350,000	2.386		11/01/26	359,635
500,000	2.436		05/01/27	514,260
500,000	2.466		11/01/27	514,475
625,000	2.539		05/01/28	644,944
575,000	2.589		11/01/28	594,636

				10,465,363

Connecticut – 1.8%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Refunding Fairfield University) Series S (A-/A3)
1,000,000	5.000		07/01/28	1,272,060
1,000,000	5.000	(a)	07/01/29	1,269,910
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/A1)(a)
750,000	3.250		11/15/24	788,355
1,115,000	3.750		11/15/27	1,183,918

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Connecticut – (continued)
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)(b)
$ 770,000	1.810%		05/15/24	$ 773,973
330,000	1.860		11/15/24	331,841
530,000	1.900		05/15/25	532,984
765,000	1.950		11/15/25	769,858
500,000	2.090		05/15/26	503,175

				7,426,074

Florida – 3.1%
County of Broward FL Airport System Revenue Bonds Series A (AMT) (A+/A1)(a)
2,755,000	5.000		10/01/36	3,487,307
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
1,000,000	2.000		07/01/27	1,030,730
925,000	2.050		01/01/28	954,526
960,000	2.100		07/01/28	993,936
975,000	2.125	(a)	01/01/29	1,008,481
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
35,000	5.500		07/01/21	36,419
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	813,088
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)(a)
1,000,000	5.000		10/01/22	1,027,180
Miami-Dade County FL Aviation Revenue Bonds (Prerefunded-Miami International Airport) Series A-1 (NR/NR)(a)(g)
240,000	5.500		10/01/20	247,277
Miami-Dade County FL Aviation Revenue Bonds (Unrefunded-Miami International Airport) Series A-1 (A/A2)(a)(g)
760,000	5.500		10/01/20	783,043
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
685,000	5.250		04/01/21	719,414
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
500,000	5.000		07/01/24	546,340
Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
330,000	5.000		12/01/20	339,926
Tampa FL Health System Revenue Bonds Series A (NR/Aa3)(a)(g)
1,300,000	5.250		05/15/20	1,315,899

				13,303,566

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Georgia – 0.3%
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa2)
$ 45,000	5.500%		08/01/23	$ 48,562
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,225,760

				1,274,322

Illinois – 12.5%
Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
630,000	4.000		06/01/28	759,188
Cook County IL School District No. 111 Burbank GO Bonds (Refunding) Series 2018 (A+/NR)(a)
1,500,000	4.000		12/01/37	1,665,450
Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,647,157
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,314,180
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	525,830
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA-/NR)(a)
400,000	5.000		02/01/23	415,952
DeKalb, Kane & Lasalle Counties IL Community College District No. 523 GO Bonds Series B (AA-/NR)(a)(c)
1,235,000	0.000		02/01/23	1,092,802
Du Page & Cook County Community School District No. 181 GO Bonds (School Building) Series 2017 (AAA/Aaa)(a)
2,220,000	4.000		01/15/30	2,563,700
Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	5,129,350
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	566,178
550,000	3.000		01/01/25	596,855
1,140,000	5.000		01/01/26	1,385,522
525,000	5.000	(a)	01/01/28	645,991
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa3)(a)
1,200,000	4.200		12/01/25	1,312,932
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa2)(a)
470,000	4.850		01/01/26	471,363
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (NR/NR)
440,000	4.500		12/01/20	452,540

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A3)(a)
$1,000,000	4.000%	11/15/33	$ 1,107,230
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (NR/NR)(a)(g)
1,210,000	5.500	02/15/20	1,211,682
Illinois State Finance Authority Revenue Bonds Subseries C-1 (JP Morgan Chase Bank SPA) (AA/Aa3)(a)(e)(f)
2,500,000	1.050	11/01/38	2,500,000
Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000	12/15/26	1,851,347
Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A2)
1,115,000	5.000	02/01/24	1,266,272
1,000,000	5.000	02/01/25	1,166,820
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000	11/01/23	1,137,990
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000	01/01/33	2,793,343
Mount Prospect IL GO Bonds (Refunding) Series A (AA+/NR)(a)
1,000,000	3.000	12/01/28	1,070,610
Peoria IL GO Bonds (Refunding) Series B (AA-/A2)
1,205,000	5.000	01/01/24	1,367,121
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)(a)
750,000	4.750	10/01/32	795,720
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000	12/15/34	574,680
515,000	4.000	12/15/35	597,555
535,000	4.000	12/15/36	619,519
555,000	4.000	12/15/37	639,637
580,000	4.000	12/15/38	667,093
600,000	4.000	12/15/39	688,290
Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
815,000	4.000	01/01/24	901,325
765,000	4.000	01/01/25	863,012
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000	12/01/23	923,686
685,000	4.000	12/01/24	761,809
735,000	4.000	12/01/25	835,342
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Prerefunded-Capital Appreciation) Series 2003 (AGM) (AA/Aa2)(c)
4,770,000	0.000	11/01/23	4,566,273
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000	12/30/25	920,976
905,000	5.000	12/30/28	1,158,138

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa2) (continued)
$ 960,000	5.000%	12/30/29	$ 1,248,682

			52,779,142

Indiana – 6.5%
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	2,082,405
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,000,000	4.000	01/15/35	1,148,110
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,625,881
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	920,371
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/A2)(a)
675,000	6.050	02/01/23	688,574
Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000	07/15/32	1,172,510
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	619,807
425,000	5.000	02/01/27	485,996
700,000	5.000	02/01/28	796,754
600,000	5.000	02/01/29	680,328
Indiana Finance Authority Revenue Bonds (Variable-Ascension Health) Series E4 (AA+/Aa2)(a)(e)(f)
4,000,000	0.930	11/15/36	4,000,000
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000	02/01/28	899,524
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310	04/01/25	532,147
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,159,770
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000	01/15/26	1,120,800
Portage IN Redevelopment Authority Lease Rent Revenue Bonds Series 2015 (A/NR)(a)
1,665,000	4.000	08/01/30	1,847,301
St. Joseph County IN Economic Development Revenue Bonds (Refunding Saint Marys College) Series 2017 (A-/NR)
1,500,000	5.000	04/01/27	1,850,085

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)(a)
$ 900,000	4.500%		09/01/32	$ 929,655
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
625,000	5.000		07/15/30	780,162
500,000	5.000		07/15/31	621,200
500,000	5.000		07/15/32	619,285
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000		01/15/31	1,188,820
750,000	5.000		07/15/31	891,667

				27,661,152

Iowa(a)(e)(f) – 0.2%
Iowa State Finance Authority Single Family Revenue Bonds Series B (GNMA/FNMA/FHLMC) (AAA/Aaa)
1,000,000	0.940		07/01/47	1,000,000

Kansas(a) – 1.9%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa2)
700,000	4.000		09/01/33	784,931
700,000	4.000		09/01/34	783,349
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)
1,500,000	4.000		07/01/36	1,682,250
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)
1,015,000	5.000		09/01/30	1,212,265
910,000	5.000		09/01/34	1,074,974
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/Aa3)
1,000,000	5.000		09/01/30	1,263,840
1,000,000	5.000		09/01/31	1,260,620

				8,062,229

Kentucky – 2.5%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,177,420
Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	492,792
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,220,140
750,000	5.000	(a)	05/01/28	930,120
915,000	5.000	(a)	05/01/29	1,130,501
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	932,940
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
545,000	5.000		06/01/20	551,812
595,000	5.000		06/01/21	625,190

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – (continued)
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1) (continued)
$ 590,000	5.000%		06/01/22	$ 642,817
610,000	5.000		06/01/23	686,720
690,000	5.000		06/01/24	800,593
Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,348,440

				10,539,485

Louisiana – 3.8%
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	547,097
530,000	4.000		03/01/25	604,576
550,000	4.000		03/01/26	639,958
570,000	4.000		03/01/27	671,756
450,000	4.000	(a)	03/01/28	527,225
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (NR/A2)(a)(g)
5,000,000	5.500		10/01/20	5,151,600
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (NR/#Aaa)(a)(g)
3,715,000	5.250		10/01/21	3,985,489
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/A3)(a)
800,000	5.000		05/15/30	936,880
Louisiana State GO Bonds Series A (AA-/Aa3)(a)
1,655,000	4.000		04/01/35	1,887,892
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,151,059

				16,103,532

Maine – 3.4%
Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,919,477
Maine State Health & Higher Educational Facilities Authority Revenue Bonds (Refunding) Series B (NR/A1)(a)
1,000,000	4.000		07/01/33	1,140,440
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,000,000	5.000		07/01/35	1,238,230
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
1,000,000	5.000		07/01/24	1,055,810
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,341,665
835,000	2.050		11/15/25	867,415
1,000,000	2.100		11/15/26	1,042,420
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150		11/15/29	859,858

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Maine – (continued)
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a) (continued)
$ 870,000	2.250%		11/15/30	$ 887,731
905,000	2.350		11/15/31	923,923
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/Baa1)
500,000	5.000		01/01/22	537,705
145,000	5.000		01/01/23	161,437
470,000	5.000		01/01/24	540,190
215,000	5.000	(a)	01/01/34	255,014
330,000	5.000	(a)	01/01/35	390,769

				14,162,084

Maryland(a) – 0.5%
Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds Series 2015 (AA/Aa2)
2,000,000	2.800		03/01/26	2,128,520

Massachusetts – 1.0%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
205,000	5.100		01/01/25	205,172
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)(a)
450,000	4.250		07/01/22	468,590
Massachusetts State Health & Educational Facilities Authority Revenue Bonds Series 1997 (AA-/Aa3)(a)(e)(f)
2,500,000	1.000		07/01/27	2,500,000
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
310,000	2.500		12/01/20	312,452
300,000	2.700		06/01/21	304,389
305,000	3.050		06/01/22	315,196
315,000	3.250		06/01/23	331,399

				4,437,198

Michigan – 7.1%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	848,421
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	556,210
495,000	5.000		07/01/32	614,651
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	473,123
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,712,430
1,375,000	4.000		12/01/30	1,554,644
Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	1,023,143

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
$1,110,000	4.000%		05/01/23	$ 1,218,391
Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/Aa3)(a)
2,370,000	4.000		05/01/31	2,782,570
Kenowa Hills MI Public School GO Bonds (School Building & Site) Series II (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		11/01/30	1,184,700
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)
750,000	5.000		05/01/26	907,890
Michigan State Building Authority Revenue Bonds (Refunding) Series I (AA-/Aa2)(a)
1,300,000	4.000		10/15/36	1,463,371
Michigan State Finance Authority Limited Obligation Revenue Bonds (Refunding) (Kalamazoo College Project) Series 2018 (NR/A2)(a)
1,590,000	4.000		12/01/36	1,816,909
Michigan State Housing Development Authority Revenue Bond Series B (AA+/Aa2)(a)
1,750,000	3.000		06/01/29	1,883,647
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	521,560
1,000,000	2.866		10/01/25	1,048,430
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	415,488
470,000	2.550	(a)	04/01/28	490,567
410,000	2.600	(a)	10/01/28	427,306
Michigan State University Revenue Bonds Series A (SPA - Royal Bank of Canada) (AA/Aa2)(a)(e)(f)
5,000,000	1.030		08/15/30	5,000,000
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		05/01/24	1,093,540
Portland MI Public Schools GO Bonds (Refunding) Series 2016 (Q-SBLF) (AA/NR)(a)
1,150,000	4.000		05/01/27	1,327,307
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	862,620
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	740,647

				29,967,565

Minnesota – 0.2%
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)(b)
400,000	1.700		07/01/26	401,716

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Minnesota – (continued)
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A1)
$ 500,000	4.000%	10/01/21	$ 525,110

			926,826

Mississippi(a) – 1.2%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)
1,560,000	4.000	09/01/33	1,781,364
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)
600,000	4.000	04/01/34	671,574
Mississippi State Development Bank Special Obligation (Vicksburg Warren School District) Series 2018 (A+/NR)
490,000	5.250	03/01/34	614,725
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/Aa3)
300,000	5.000	11/01/29	375,534
400,000	5.000	11/01/30	497,040
500,000	5.000	11/01/31	619,930
400,000	5.000	11/01/32	493,968

			5,054,135

Missouri – 0.7%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(g)
500,000	5.000	04/01/22	544,505
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (A/NR)
1,010,000	4.250	02/15/21	1,026,413
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A/A2)
1,155,000	5.000	03/01/27	1,430,964

			3,001,882

Nebraska – 0.5%
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000	01/01/23	1,944,652
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000	05/15/46	35,674

			1,980,326

Nevada – 1.2%
Clark County NV School District GO Bonds (Refunding) Series C (AGM) (AA/A1)
4,010,000	5.000	06/15/27	5,073,933

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New Jersey – 3.6%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
$ 705,000	4.000%		06/15/26	$ 824,406
500,000	4.000		06/15/27	591,755
500,000	4.000	(a)	06/15/28	588,900
760,000	4.000	(a)	06/15/29	891,488
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150		06/15/25	826,346
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aaa)(a)
735,000	4.750		12/01/23	735,544
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series 2006 (AMBAC) (AA+/Aa1)(c)
1,255,000	0.000		12/15/26	1,122,823
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa1)
65,000	5.750		02/15/21	66,628
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,575,000	5.000		11/01/20	1,618,076
1,830,000	5.000		11/01/22	2,012,689
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
1,470,000	4.000		12/01/22	1,592,848
1,530,000	4.000		12/01/23	1,701,436
690,000	4.000		12/01/26	816,498
705,000	4.000		12/01/27	843,222
730,000	4.000	(a)	12/01/28	865,992

				15,098,651

New Mexico(a) – 1.2%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)
845,000	4.000		06/01/29	968,962
500,000	4.000		06/01/30	570,940
1,000,000	4.000		06/01/32	1,129,350
500,000	4.000		06/01/33	563,490
University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)
1,685,000	2.250		06/01/27	1,776,866

				5,009,608

New York(a) – 1.4%
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	576,970
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
250,000	3.800		11/01/37	256,670

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New York(a) – (continued)
New York City Water & Sewer System Revenue Bonds (Second Generation) Series CC (AA+/Aa1)(e)(f)
$5,000,000	0.950%		06/15/41	$ 5,000,000

				5,833,640

North Carolina – 1.0%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
1,200,000	3.200		01/01/29	1,318,188
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)(a)
1,190,000	5.000		06/01/22	1,205,506
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000		06/01/20	200,684
420,000	3.000		06/01/21	431,361
330,000	4.000		06/01/22	351,282
350,000	4.000		06/01/23	381,671
480,000	4.000	(a)	06/01/25	523,632

				4,412,324

Ohio – 6.6%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A+/NR)(a)
885,000	4.000		12/01/29	1,012,936
960,000	4.000		12/01/31	1,088,112
Akron OH GO Bonds (Refunding) (AA-/NR)(a)
545,000	5.000		12/01/26	646,168
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)(a)
1,060,000	4.000		12/01/34	1,194,100
Kent OH State University Revenue Bonds (Taxable-Refunding) Series B (A+/Aa3)(a)
880,000	2.321		05/01/27	899,052
1,295,000	2.447		05/01/28	1,324,591
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000		10/01/27	967,710
1,115,000	5.000	(a)	10/01/28	1,404,443
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	710,092
650,000	4.000		12/01/27	728,214
665,000	4.000		12/01/28	743,058
500,000	4.000		12/01/29	556,880
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa2)(a)
725,000	4.000		12/01/34	844,320
2,245,000	4.000		12/01/36	2,600,608
2,170,000	4.000		12/01/37	2,504,397
Middletown OH GO Bonds (Refunding-Various Purpose) Series 2017 (NR/A1)
1,095,000	4.000		12/01/25	1,273,671
1,045,000	5.000		12/01/27	1,335,249

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (A-/A3)(a)
$1,000,000	5.000%		05/01/27	$ 1,177,930
1,000,000	5.000		05/01/28	1,174,060
750,000	5.000		05/01/29	878,070
Ohio State Water Development Authority Water Pollution Control Revenue Bonds (Loan Fund) Series A (AAA/Aaa)(a)(e)(f)
4,225,000	0.920		12/01/36	4,225,000
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A1)(a)
700,000	4.000		06/01/36	792,246

				28,080,907

Oklahoma – 1.4%
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,608,228
1,795,000	4.000	(a)	12/01/30	2,137,612
Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
2,000,000	4.000		07/01/38	2,305,480

				6,051,320

Pennsylvania – 11.4%
Brandywine Heights PA Area School District GO Bonds (Refunding) Series A (AA-/NR)
1,650,000	5.000		02/01/26	2,002,621
Brandywine Heights PA Area School District GO Bonds (Refunding) Series B (AA-/NR)
1,365,000	4.000		02/01/23	1,477,681
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000		07/01/25	590,185
450,000	5.000	(a)	07/01/26	528,228
490,000	5.000	(a)	07/01/27	573,349
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000		11/15/26	1,227,650
Columbia Borough PA School District GO Bonds (Refunding) Series 2019 (A+/NR)
1,500,000	4.000		02/15/22	1,588,350
1,790,000	4.000		02/15/23	1,936,852
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)(a)
1,250,000	5.250		10/01/31	1,276,162
Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000		09/01/33	2,810,493
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2020 (A/A2)
1,250,000	2.082		03/01/24	1,258,725

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2020 (A/A2) (continued)
$1,550,000	2.132%		03/01/25	$ 1,563,578
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa2)(a)
795,000	2.100		10/01/30	804,254
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
1,500,000	5.000		06/01/29	1,824,180
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/A1)
335,000	2.355		12/01/26	345,372
400,000	2.533		12/01/27	415,368
325,000	2.583		12/01/28	338,699
350,000	2.633		12/01/29	366,153
530,000	2.733	(a)	12/01/30	554,253
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000		12/01/35	3,798,390
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)(a)
500,000	5.000		12/01/26	591,975
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,173,060
Philadelphia PA Authority for Industrial Development Pension Funding Revenue Bonds (Zero Coupon-Retirement) Series 1999 (AGM/AMBAC) (AA/A2)(c)
5,000,000	0.000		04/15/20	4,979,650
Plum Boro PA Municipal Authority Sewer Revenue Bonds (Refunding) Series C (AA/NR)
1,175,000	3.000		11/15/27	1,303,286
Salisbury Township PA School District GO Bonds Series A (AA/NR)(a)
1,390,000	4.000		02/15/27	1,568,365
Scranton PA School District GO Bonds (Refunding) Series E (AA/A2)(a)
1,000,000	5.000		12/01/32	1,225,520
Southcentral PA General Authority Revenue Bond (AICUP Financing Program-York College Of Pennsylvania Project) Series PP4 (A-/NR)(a)
915,000	5.000		11/01/31	1,113,912
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,255,795
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (AA-/NR)
550,000	4.000		07/01/25	629,667
520,000	4.000		07/01/27	615,025
400,000	5.000	(a)	07/01/28	496,604
500,000	4.000	(a)	07/01/33	562,505

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
$1,000,000	5.000%		11/01/24	$ 1,169,740
2,205,000	4.000	(a)	11/01/29	2,414,497
Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	759,011
840,000	4.000	(a)	05/15/27	980,540
York PA GO Bonds (Refunding) Series A (A-/NR)
1,640,000	5.000		11/15/26	1,995,618

				48,115,313

Rhode Island – 2.1%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)(a)
1,600,000	5.000		11/01/30	2,051,296
1,685,000	5.000		11/01/31	2,153,396
760,000	4.000		11/01/32	893,821
980,000	4.000		11/01/33	1,149,893
Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)(a)
1,000,000	5.000		04/01/29	1,242,640
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	1,000,141
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (GNMA) (NR/Aa2)(a)
205,000	3.500		04/01/22	210,746

				8,701,933

South Carolina – 0.6%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,163,460
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
1,000,000	5.000		12/01/26	1,185,520

				2,348,980

South Dakota – 0.8%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
670,000	2.700		05/01/25	717,691
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	852,667
825,000	5.000		09/01/24	967,081
605,000	5.000		09/01/25	730,199

				3,267,638

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Tennessee – 0.7%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/Baa1)
$ 500,000	5.000%	07/01/28	$ 631,085
600,000	5.000(a)	07/01/29	750,150
500,000	5.000(a)	07/01/30	620,985
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
560,000	3.500	07/01/27	574,476
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
315,000	4.050	01/01/38	339,120

			2,915,816

Texas – 6.8%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000	08/15/30	1,186,780
1,000,000	4.000	08/15/31	1,182,360
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000	08/15/25	877,801
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000	12/01/30	629,046
485,000	4.000	12/01/32	558,769
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)(a)
745,000	4.000	08/01/32	866,077
500,000	4.000	08/01/33	579,940
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa3)(a)
930,000	5.000	09/01/27	1,123,570
980,000	5.000	09/01/28	1,180,449
Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (PSF-GTD) (AAA/NR)(a)
2,500,000	4.000	08/15/28	2,987,725
El Paso County TX Community College District Revenue Bonds Series 2016 (AGM) (AA/NR)(a)
2,000,000	4.000	04/01/31	2,263,860
El Paso Independent School District Public Facility Corp. Lease Revenue Bonds Series 2018 (NR/Aa3)(a)
815,000	4.000	02/15/36	932,621
EL Paso TX GO Bonds Series 2016 (AA/NR)(a)
5,000,000	5.000	08/15/28	6,177,700
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)(a)
235,000	5.000	02/15/20	235,310
Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000	02/15/25	360,069

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
$1,000,000	4.000%	08/15/26	$ 1,133,700
McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(c)
1,000,000	0.000	02/15/25	865,240
Texas State GO Bonds Series D (SPA - Federal Home Loan Bank) (NR/Aaa)(a)(e)(f)
2,845,000	1.000	06/01/45	2,845,000
Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000	09/01/31	1,030,339
870,000	4.000	09/01/32	1,012,619
750,000	4.000	09/01/33	868,133

			28,897,108

Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A+/A2)
1,000,000	5.000	07/01/26	1,224,800
Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)(a)
500,000	5.000	07/01/34	618,960

			1,843,760

Vermont – 0.9%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,029,910
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
300,000	5.000	06/15/24	344,778
400,000	5.000	06/15/25	471,820
400,000	5.000	06/15/26	482,636
780,000	5.000	06/15/27	957,965
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AA/NR)
410,000	4.000	06/15/20	414,133

			3,701,242

Washington(a) – 1.8%
Chelan County Public Utility District No 1 Revenue Bonds (Variable Refunding) Series B (AA+/Aa3)(e)(f)
3,000,000	0.950	07/01/32	3,000,000
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)
250,000	4.000	01/01/40	270,732
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A/A1)
900,000	3.600	06/01/26	964,656
Washington State GO Bonds (Built America) Series D (AA+/Aaa)
1,485,000	4.586	08/01/21	1,552,449
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)
495,000	5.000	08/15/27	595,485

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Washington(a) – (continued)
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (AA-/Aa3)
$ 150,000	5.000%	10/01/30	$ 193,137
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
775,000	3.450	12/01/30	830,885

			7,407,344

West Virginia(a) – 0.6%
West Virginia State Higher Education Policy Commission Revenue Bonds (Refunding Community & Technical College Capital Improvement) Series 2017 (AAA/A1)
2,065,000	5.000	07/01/30	2,564,111

Wisconsin(a) – 1.2%
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	604,204
765,000	4.000	03/01/31	881,318
540,000	4.000	03/01/32	620,730
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawai Pacific Health Obligated Group) Series A (NR/A1)
1,440,000	4.082	07/01/29	1,620,749
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,132,900

			4,859,901

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $398,152,424)			$421,136,506

Corporate Obligations(a) – 1.2%
Healthcare-Services – 1.2%
Sutter Health (AA-/Aa3)
4,700,000	3.695%	08/15/28	5,163,000
(Cost $5,055,038)

Shares	Dividend Rate	Value

Investment Company – 0.6%
State Street Institutional US Government Money Market Fund - Premier Class
2,566,077	1.545%	2,566,077
(Cost $2,566,077)

Shares	Dividend Rate	Value

Investment Company – (continued)
TOTAL INVESTMENTS – 101.5% (Cost $405,773,539)		$428,865,583

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%		(6,468,431)

NET ASSETS – 100.0%		$422,397,152

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates.

(b) All or portion represents a forward commitment.

(c) Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(d) Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

(e) Variable rate security. The interest rate shown reflects the rate as of January 31, 2020.

(f) Rate shown is that which is in effect on January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g) Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
SPA	— Stand-by Purchase Agreement
WR	— Withdrawn Rating

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 99.6%
California(a)– 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (A+/Baa2)
$2,000,000	0.000%	07/01/27	$ 1,781,860
Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
3,180,000	0.000	08/01/28	2,767,586
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)
2,400,000	0.000	08/01/29	2,005,992

			6,555,438

Florida(b) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa2)
2,000,000	4.000	10/01/33	2,295,020

Illinois(b) – 2.1%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A3)
2,500,000	3.250	05/15/39	2,538,900
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)
3,000,000	2.900	08/01/31	3,135,570
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/A2)
2,000,000	4.125	02/01/30	2,168,140

			7,842,610

Indiana(b) – 0.6%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
2,000,000	4.000	01/15/35	2,296,220

Kansas(b) – 0.4%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000	08/01/44	1,579,366

Maine(b) – 0.8%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000	10/01/33	3,094,186

Michigan(b) – 1.3%
Michigan State Housing Development Authority Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,705,000	2.950	12/01/28	1,845,117
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550	06/01/27	3,092,046

			4,937,163

Missouri – 89.3%
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(b)
760,000	4.000	08/15/28	888,052
645,000	4.000	08/15/29	748,877
825,000	4.000	08/15/30	952,644
555,000	4.000	08/15/31	637,889

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa2)(b)
$1,000,000	5.000%		10/01/33	$ 1,101,290
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(b)
2,000,000	4.000		03/01/27	2,116,520
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(b)
2,070,000	4.000		10/01/33	2,308,567
1,655,000	4.000		10/01/34	1,843,339
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(b)
750,000	5.000		06/01/26	814,973
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(b)
900,000	4.000		03/01/31	1,063,827
750,000	4.000		03/01/37	867,293
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000		02/15/22	649,794
City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(b)
1,415,000	4.000		10/01/36	1,565,089
1,735,000	4.000		10/01/38	1,910,270
City of Columbia MO Water & Electric System Revenue Bonds (Refunding) Series B (A+/NR)
3,015,000	5.000		10/01/27	3,846,658
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(b)
1,000,000	4.000		03/01/34	1,128,340
1,000,000	4.000		03/01/35	1,126,330
1,000,000	4.000		03/01/36	1,121,540
Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(b)
1,000,000	4.000		03/01/33	1,133,730
1,000,000	4.000		03/01/34	1,128,340
Clay County MO Public School District No. R-II GO Bonds (Refunding) Series A (AA+/NR)(b)
1,735,000	4.000		03/01/30	2,031,147
Clay Jackson & Platte County MO Consolidated Public Library District No. 3 Certificates of Participation Series 2018 (NR/Aa3)
3,125,000	5.000		03/01/23	3,506,250
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(b)
500,000	4.000		10/01/42	530,885
County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)
1,075,000	4.000		04/01/27	1,268,479
1,100,000	4.000	(b)	04/01/28	1,288,056
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000		12/01/24	1,536,444
1,215,000	5.000		12/01/25	1,479,323
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(b)
1,150,000	4.000		03/01/32	1,328,549
1,200,000	4.000		03/01/33	1,382,772
625,000	4.000		03/01/34	718,963
Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	887,803
830,000	5.000	(b)	04/01/30	1,067,189
905,000	5.000	(b)	04/01/31	1,157,984

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)(b)
$ 130,000	5.000%		09/01/20	$ 130,290
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(b)
1,000,000	5.000		12/30/26	1,148,000
Greene County MO Certificates of Participation Series 2018 (NR/Aa3)(b)
1,130,000	5.000		09/01/36	1,413,901
1,000,000	5.000		09/01/37	1,247,010
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(b)(c)
4,280,000	5.000		04/01/22	4,660,963
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(b)
875,000	5.000		03/01/38	1,060,570
Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(b)
905,000	4.000		03/01/30	1,052,198
985,000	4.000		03/01/32	1,137,931
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(b)
500,000	5.625		03/01/25	501,575
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(b)
3,225,000	5.000		10/01/37	3,832,300
Hazelwood MO School District GO Bonds (Direct Deposit Program) (Refunding) Series A (AA+/NR)(b)
2,000,000	4.000		03/01/28	2,337,360
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(b)
1,500,000	4.000		03/01/30	1,717,650
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	621,522
875,000	3.000		04/01/23	918,540
500,000	3.000		04/01/24	532,895
960,000	3.000	(b)	04/01/26	1,019,933
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)(b)
355,000	5.000		12/01/20	356,132
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	557,790
900,000	4.000		05/01/25	1,027,089
700,000	4.000	(b)	05/01/27	810,194
630,000	4.000	(b)	05/01/29	723,536
675,000	4.000	(b)	05/01/30	771,971
Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(b)
840,000	4.000		03/01/28	997,828
580,000	4.000		03/01/30	679,853
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
1,000,000	5.500		03/01/35	1,346,690
1,000,000	5.500		03/01/36	1,344,850
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)(b)
475,000	3.000		04/15/28	494,869
575,000	3.250		04/15/30	600,921

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)(b) (continued)
$ 550,000	3.300%		04/15/31	$ 574,492
700,000	3.375		04/15/32	731,647
Jackson County MO School District No. 58 GO Bonds Series B (NR/Aa3)
2,020,000	4.000		03/01/26	2,367,177
1,365,000	4.000	(b)	03/01/28	1,613,348
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/A1)(b)
1,000,000	5.000		12/01/25	1,183,790
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/A1)(b)
1,345,000	4.000		12/01/26	1,547,692
1,455,000	4.000		12/01/28	1,653,607
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)(b)
595,000	4.250		12/01/23	647,574
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
920,000	3.850		12/01/20	941,786
500,000	4.350	(b)	12/01/23	529,590
820,000	4.500	(b)	12/01/24	866,732
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(b)
15,000	4.000		03/01/30	17,318
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(b)
1,525,000	4.000		03/01/29	1,807,399
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A/NR)(b)(c)
1,000,000	5.500		02/15/21	1,046,870
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A/NR)(b)
1,895,000	5.000		02/15/27	2,169,225
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A/NR)(d)
480,000	2.200		02/15/23	483,744
450,000	2.318		02/15/24	455,121
500,000	2.378		02/15/25	507,360
1,020,000	2.558		02/15/26	1,037,758
815,000	2.844		02/15/28	833,688
825,000	2.894		02/15/29	845,543
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(b)
5,425,000	4.500		02/01/24	5,811,097
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A/A2)
2,540,000	5.000		03/01/28	3,204,896
1,370,000	5.000		03/01/29	1,759,820
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(b)
2,130,000	5.500		09/01/29	2,278,056
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(b)
1,895,000	4.000		01/01/33	2,110,784

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(b)
$ 760,000	5.000%		09/01/31	$ 762,196
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A1)
1,000,000	5.000		09/01/27	1,263,660
1,000,000	5.000	(b)	09/01/31	1,245,960
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)(b)
500,000	5.000		04/15/31	503,810
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000		02/15/20	1,862,344
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(b)
1,040,000	3.000		04/01/27	1,105,530
Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(b)
940,000	4.000		03/01/28	1,108,241
1,055,000	4.000		03/01/29	1,238,665
500,000	4.000		03/01/30	582,785
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds (Taxable-Refunding) Series C (AAA/NR)(b)
3,000,000	2.514		05/01/28	3,120,570
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(b)(c)
485,000	5.000		05/01/22	529,819
Missouri Development Finance Board Annual Appropriation Revenue Bonds (Fulton State Hospital Project) Series 2014 (AA+/Aa1)
1,000,000	5.000		10/01/22	1,108,240
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000		12/01/20	1,032,600
2,750,000	1.150	(b)(e)(f)	12/01/37	2,750,000
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding) Series 2014 (A-/A3)
640,000	5.000		01/01/25	757,357
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(b)
3,115,000	5.000		01/01/31	3,552,720
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(b)
400,000	4.000		04/01/28	421,816
425,000	5.000		04/01/31	459,378
475,000	5.000		04/01/32	513,147
500,000	5.000		04/01/33	539,710
500,000	5.000		04/01/34	539,400
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)(b)
2,450,000	5.000		10/01/21	2,516,419
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(b)
1,015,000	4.000		04/01/26	1,138,394
1,825,000	3.000		10/01/26	1,848,506
635,000	2.000		04/01/27	655,066
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(b)
800,000	4.000		04/01/28	891,120

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Development Finance Board Revenue Bonds (Variable-St. Louis Convention Center) Series C (AA-/NR)(b)(e)(f)
$ 2,100,000	1.130%		12/01/20	$ 2,100,000
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(b)
595,000	5.000		01/01/30	700,267
775,000	5.000		01/01/31	911,299
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)(b)
5,000	5.000		01/01/22	5,016
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)(b)
90,000	5.500		01/01/23	90,328
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
400,000	3.500		10/01/21	416,604
1,850,000	5.250	(b)(c)	10/01/21	1,981,516
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ascension Health Credit Group) Series C-2 (AA+/Aa2)(e)(f)
2,685,000	1.000		11/15/39	2,685,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(b)
1,440,000	4.500		06/01/28	1,585,814
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
600,000	5.000		10/01/25	717,906
640,000	5.000		10/01/26	781,869
2,030,000	5.000		10/01/27	2,521,179
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(b)
670,000	5.000		09/01/33	835,497
800,000	5.000		09/01/38	983,880
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(b)
2,400,000	5.000		10/01/26	2,733,240
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(b)
2,500,000	5.000		11/15/35	2,921,900
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(b)
1,000,000	5.000		12/01/33	1,177,030
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)(b)
2,270,000	5.000		12/01/25	2,420,614
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(b)
1,375,000	5.000		12/01/31	1,623,847

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(b)
$ 950,000	5.000%		06/01/34	$ 1,175,302
1,100,000	5.000		06/01/37	1,343,474
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/Baa1)(b)(c)
2,000,000	5.000		04/01/21	2,093,780
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(b)
1,250,000	4.000		05/15/33	1,388,175
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(b)
1,250,000	4.000		05/15/39	1,367,750
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Ascension Health Senior Credit Group) Series C5-REMK (AA+/Aa2)(b)(e)(f)
5,350,000	1.000		11/15/26	5,350,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-St. Louis University) Series B-REMK (AA-/Aa1)(b)(e)(f)
5,500,000	1.150		10/01/24	5,500,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-The Washington University) Series A (JP Morgan Chase Bank SPA) (AA+/Aa1)(b)(e)(f)
5,000,000	1.150		09/01/30	5,000,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-The Washington University) Series B (AA+/Aa1)(b)(e)(f)
2,500,000	1.150		09/01/30	2,500,000
2,150,000	1.130		02/15/33	2,150,000
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)(b)
610,000	5.250		07/01/42	612,135
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(b)
500,000	4.375		07/01/30	512,980
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(b)
565,000	2.400		11/01/30	588,628
550,000	2.500		05/01/31	573,529
580,000	2.550		11/01/31	605,352
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(b)
1,145,000	3.550		11/01/30	1,232,352
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)
490,000	2.000		11/01/21	496,071
450,000	3.050	(b)	11/01/28	489,105
395,000	3.150	(b)	11/01/29	429,997
445,000	3.250	(b)	11/01/30	483,608

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(b)
$ 165,000	3.600%	11/01/23	$ 169,417
235,000	3.750	05/01/24	241,632
190,000	3.800	05/01/25	195,113
Missouri State of Health & Educational Facilities Authority Revenue Bonds (Refunding) Series A (NR/A2)(b)
3,750,000	5.000	11/15/32	4,418,437
Missouri State Public Utilities Commission Revenue Notes Series 2019 (NR/MIG1)(b)
1,350,000	1.500	03/01/21	1,352,930
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)(b)
2,835,000	4.000	04/01/26	3,010,657
Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(b)
500,000	4.000	03/01/33	579,770
800,000	4.000	03/01/34	925,464
Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(b)(e)(f)
2,975,000	0.920	11/01/28	2,975,000
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)(b)
2,750,000	4.000	06/01/26	2,923,937
2,925,000	4.000	06/01/27	3,100,558
1,000,000	4.000	06/01/28	1,057,050
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(b)
1,135,000	4.000	11/01/22	1,196,835
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)(b)
1,000,000	6.400	03/01/30	1,003,470
Ozark MO Certificates of Participation Series 2014 (A+/NR)(b)
500,000	5.000	09/01/44	555,440
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(b)
1,000,000	4.000	03/01/30	1,078,210
1,000,000	4.000	03/01/34	1,068,840
1,500,000	4.000	03/01/35	1,599,405
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(b)
1,000,000	4.000	04/01/23	1,062,470
550,000	4.000	04/01/28	583,798
800,000	4.000	04/01/29	849,296
1,475,000	4.000	04/01/30	1,566,303
Rolla MO Certificates of Participation Series B (A+/NR)(b)
225,000	3.150	07/01/27	233,449
410,000	3.450	07/01/32	423,333
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A/A2)
2,135,000	5.500	07/01/28	2,847,407
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series C (A/A2)
500,000	5.000	07/01/27	634,495
1,000,000	5.000	07/01/28	1,293,970
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(b)
3,000,000	4.000	04/01/23	3,198,720

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
$1,300,000	4.000%		04/01/23	$ 1,386,112
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(b)(c)
1,000,000	4.000		04/01/21	1,035,990
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(b)
540,000	4.000		03/01/38	604,292
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(b)
1,310,000	4.000		08/01/31	1,486,208
Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000		05/01/21	938,339
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,855,785
1,220,000	5.000	(b)	07/01/28	1,519,473
1,400,000	5.000	(b)	07/01/30	1,721,860
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,335,000	2.000		05/01/21	1,353,423
1,000,000	4.000	(b)	05/01/26	1,087,270
1,405,000	4.000	(b)	05/01/27	1,523,582
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,386,231
1,340,000	5.000	(b)	04/01/23	1,457,210
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(b)
1,000,000	4.000		12/01/31	1,126,720
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)(b)
1,250,000	5.650		02/01/30	1,272,525
St. Charles MO Certificates of Participation Series 2012 (NR/A1)(b)
1,000,000	3.000		05/01/22	1,001,520
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(b)
1,085,000	5.000		04/01/26	1,297,986
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(b)
1,000,000	4.000		04/01/35	1,142,160
2,000,000	4.000		04/01/36	2,271,680
2,515,000	4.000		04/01/37	2,849,596
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(b)
1,855,000	4.000		04/01/25	2,013,083
1,930,000	4.000		04/01/26	2,094,629
2,010,000	4.000		04/01/27	2,178,458
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(b)
1,000,000	4.000		03/01/32	1,120,450
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000		08/15/20	894,276

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(b)
$1,735,000	4.000%		04/01/26	$ 1,840,956
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A/A2)(b)
1,280,000	5.000		07/01/23	1,397,350
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	768,105
800,000	3.000		04/01/22	830,784
800,000	3.000	(b)	04/01/23	831,560
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,354,357
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,576,357
1,390,000	5.000		04/15/26	1,701,652
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,152,630
2,595,000	4.000	(b)	02/15/35	2,870,719
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(b)
1,000,000	4.000		04/01/29	1,149,530
1,000,000	4.000		04/01/30	1,141,570
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/Aa3)(b)
695,000	3.250		05/01/21	698,788
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(b)
1,725,000	4.000		03/01/33	1,931,327
1,840,000	4.000		03/01/34	2,057,010
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)(b)
865,000	3.000		06/01/25	929,200
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)(b)
765,000	4.000		06/01/21	772,367
University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	2,069,742
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
360,000	4.000		03/01/25	412,956
535,000	4.000		03/01/26	626,950
555,000	4.000		03/01/27	662,337
450,000	4.000	(b)	03/01/35	516,596
500,000	4.000	(b)	03/01/37	571,280
755,000	4.000	(b)	03/01/39	857,944
Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
500,000	4.000		03/01/32	596,635
890,000	4.000		03/01/33	1,054,499
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/A1)
1,160,000	4.000		08/01/25	1,331,123
1,000,000	4.000	(b)	08/01/26	1,143,460
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(b)
2,000,000	0.000		03/01/26	1,794,320
2,095,000	0.000		03/01/27	1,806,393

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2017 (AA+/Aa1)(b)
$3,200,000	4.000%		03/01/29	$ 3,699,808
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/Aa3)(b)
1,810,000	4.000		04/01/32	2,008,304
1,800,000	4.000		04/01/33	1,984,158
1,800,000	4.000		04/01/34	1,981,566
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	654,897
990,000	4.000	(b)	04/01/25	1,104,672
Wright City MO Industrial Revenue Bonds (Variable-Watlow Process System, Inc.) Series 2002 (A+/NR)(b)(e)(f)
460,000	1.300		04/01/32	460,000

				336,446,344

North Dakota(b) – 0.8%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
2,310,000	2.600		07/01/28	2,433,308
495,000	3.150		01/01/36	517,344

				2,950,652

Pennsylvania – 1.5%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)(b)
1,000,000	5.000		10/01/25	1,026,860
Philadelphia PA Authority for Industrial Development Pension Funding Revenue Bonds (Zero Coupon-Retirement) Series 1999 (AGM/AMBAC) (AA/A2)(a)
4,709,000	0.000		04/15/20	4,689,834

				5,716,694

Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
1,500,000	3.375		04/01/26	1,642,860

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $356,033,723)				$375,356,553

Shares	Dividend Rate	Value

Investment Company – 0.6%
State Street Institutional US Government Money Market Fund - Premier Class
2,073,972	1.542%	$ 2,073,972
(Cost $2,073,972)

Shares	Dividend Rate	Value

Investment Company – (continued)
TOTAL INVESTMENTS – 100.2% (Cost $358,107,695)		$377,430,525

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(680,849)

NET ASSETS – 100.0%		$376,749,676

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(b)	Security with “Call” features with resetting interest rates.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	All or portion represents a forward commitment.

(e)	Rate shown is that which is in effect on January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(f)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2020.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LLC	— Limited Liability Company
Non-ACE	— Non-Adjust Current Earnings
Non-AMT	— Non-Alternative Minimum Tax
NR	— Not Rated
SPA	— Stand-by Purchase Agreement

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 97.4%
Alabama(a) – 0.7%
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
$ 1,000,000	4.000%		12/01/35	$ 1,115,090

California(b) – 2.7%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (A+/Baa2)
670,000	0.000		07/01/27	596,923
Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
2,000,000	0.000		08/01/28	1,740,620
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000		08/01/24	2,161,091

				4,498,634

Illinois(a) – 1.3%
Illinois State Housing Development Authority Revenue Bonds (Homeowner Mortgage) Subseries A-1 (GNMA/FNMA/FHLMC) (AA/Aa2)
1,000,000	3.500		08/01/31	1,090,530
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000		01/01/33	1,140,140

				2,230,670

Indiana(a) – 1.0%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
440,000	4.000		01/15/35	505,168
Wabash City IN Schools Building Corp. Revenue Bonds Series 2019 (AA+/NR)
1,050,000	4.000		07/15/30	1,242,129

				1,747,297

Kansas – 84.8%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
1,090,000	5.000		12/01/27	1,215,012
1,140,000	5.000		12/01/28	1,270,747
1,195,000	5.000		12/01/29	1,332,055
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	699,871
585,000	5.000		09/01/28	742,856
415,000	5.000	(a)	09/01/29	527,457
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	912,920
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000		09/01/23	1,020,492
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,172,340
500,000	4.000		09/01/31	583,480
Butler County KS Unified School District No. 385 GO Bonds Series 2019 (NR/Aa3)
815,000	3.000		12/01/20	827,445

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding - Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
$ 1,315,000	5.000%		09/01/26	$ 1,621,290
1,305,000	4.000	(a)	09/01/28	1,529,917
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,170,660
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
560,000	5.000		12/01/28	713,642
600,000	4.000		12/01/29	703,872
650,000	4.000		12/01/30	758,335
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	785,340
740,000	4.000	(a)	09/01/28	873,326
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)(a)
2,000,000	5.000		11/15/29	2,185,180
City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	604,670
City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	547,614
350,000	3.000		10/01/28	385,441
300,000	3.000		10/01/29	328,788
City of Topeka KS Combined Utility Revenue Bonds (Build America Bonds) (PMT-Recovery Zone Economic Development) Series 2010 (NR/Aa3)(a)
250,000	5.250		08/01/40	253,210
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
445,000	3.000		08/01/28	492,045
525,000	3.000		08/01/29	575,988
City of Topeka KS GO Bonds (Refunding) Series A (AA/NR)(a)
2,000,000	2.000		08/15/28	2,049,760
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa2)(a)(c)
1,145,000	4.000		09/01/26	1,165,839
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,694,708
1,000,000	5.000		08/01/44	1,233,880
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	379,965
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000		09/01/20	1,846,871
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series B-2019 BAM (AA/A2)
1,010,000	4.000		09/01/29	1,217,959
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (NR/NR)(a)
1,530,000	4.000		09/01/30	1,745,240
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)
1,720,000	5.000		09/01/32	2,055,469
750,000	5.000		09/01/40	884,550
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,150,920

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
$ 380,000	4.000%		12/01/26	$ 434,515
310,000	5.000		12/01/37	369,294
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa2)(a)
865,000	3.661		09/01/32	923,396
Goddard KS GO Bonds Series 2019-1 (NR/NR)(a)
1,000,000	3.000		12/01/22	1,032,340
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/Aa3)(a)
1,000,000	4.000		09/01/32	1,175,590
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	5.000		09/01/26	1,247,920
1,000,000	3.500	(a)	09/01/30	1,107,100
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/Aa3)(a)
1,000,000	4.000		09/01/33	1,154,680
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,074,870
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
500,000	4.000		09/01/20	509,070
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)(a)
225,000	4.000		10/01/23	225,587
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000		10/01/22	2,646,906
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,669,500
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
500,000	5.000		09/01/27	530,845
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/31	1,150,800
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000		09/01/29	1,163,810
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000		10/01/30	737,579
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000		10/01/35	1,132,340
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)(a)
825,000	5.500		09/01/36	879,524
Junction City KS GO Bonds (Refunding) Series A (A+/NR)(a)
600,000	5.000		09/01/33	633,054
600,000	5.000		09/01/34	632,862
Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR)
500,000	4.000		04/01/21	516,990
700,000	4.000		04/01/22	743,505

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR) (continued)
$ 945,000	4.000%	04/01/23	$ 1,028,784
545,000	4.000	04/01/24	607,490
1,000,000	4.000	04/01/25	1,138,040
350,000	4.000	04/01/26	406,711
kansas City KS Community College District Certificates of Participation (Taxable-Refunding) Series B (AA-/NR)
605,000	2.450	04/01/27	616,380
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
1,500,000	5.000	11/15/32	1,620,435
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)(a)
525,000	3.000	06/01/23	528,161
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000	06/01/24	1,052,520
790,000	5.250	06/01/42	832,976
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,250,000	5.000	09/01/29	1,514,812
1,110,000	5.000	09/01/34	1,329,580
Kansas State Development Finance Authority Health Facilities Revenue Bonds (KU Health System) Series J (AAA/NR)(a)(d)(e)
2,695,000	1.130	03/01/41	2,695,000
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (A+/A1)(a)
2,000,000	3.500	06/01/23	2,003,720
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (A+/Aa3)(a)
700,000	5.000	11/01/22	720,839
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000	11/01/32	2,025,679
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	2,187,040
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000	04/01/30	1,117,470
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)(a)
1,335,000	4.000	07/01/37	1,491,382
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series II (NR/NR)
2,770,000	4.000	05/01/21	2,875,398
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000	09/01/31	1,334,414
500,000	4.000	09/01/38	562,575
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)(c)
500,000	4.000	09/01/26	538,965
Leavenworth County KS Unified School District No. 469 Lansing GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	4.000	09/01/26	1,168,710
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000	09/01/27	1,643,153

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a) (continued)
$ 1,180,000	3.000%		09/01/28	$ 1,241,926
Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
400,000	5.000		12/01/20	412,772
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
1,930,000	4.000		09/01/26	2,067,474
Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(c)
170,000	3.000		09/01/30	191,123
Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000		09/01/30	1,971,807
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)
920,000	5.000		09/01/28	1,103,733
965,000	5.000		09/01/29	1,154,989
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000		10/01/30	1,229,570
1,000,000	4.000		10/01/31	1,237,600
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)
25,000	5.000		11/01/32	25,083
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A1)(a)
985,000	3.000		11/01/32	1,044,730
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000		09/01/25	901,848
1,500,000	4.000		09/01/26	1,682,640
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
1,425,000	5.000		09/01/34	1,683,466
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000		10/01/29	1,522,170
Sedgwick County KS Unified School District No. 266 GO Bonds Series A (AA/NR)
300,000	3.000		09/01/26	329,592
715,000	4.000	(a)	09/01/29	852,430
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
1,000,000	5.000		09/01/23	1,104,660
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series 2017 (NR/A1)(a)
1,000,000	4.000		09/01/28	1,177,820
Shawne County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000		09/01/27	1,044,917
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa2)
845,000	3.000		09/01/20	854,760
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	546,920
1,000,000	4.000		09/01/31	1,124,870
1,065,000	5.000		09/01/32	1,272,089

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
$ 435,000	3.000%		09/01/22	$ 457,276
450,000	3.000		09/01/23	480,456
490,000	3.000		09/01/25	540,034
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000		09/01/29	710,106
650,000	4.000		09/01/30	764,556
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000		09/01/23	1,890,800
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)(a)
1,250,000	5.000		09/01/32	1,581,000
Topeka KS Combined Utility Revenue Bonds Series A (NR/Aa3)(a)
545,000	4.000		08/01/27	638,833
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NPFG) (A+/Baa2)(a)
1,000,000	5.000		06/01/23	1,013,220
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NPFG) (A+/Baa2)(a)
300,000	5.000		06/01/23	303,966
475,000	5.000		06/01/24	481,275
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,907,010
1,930,000	5.000	(a)	09/01/48	2,370,812
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000		07/01/20	438,711
460,000	3.000		07/01/22	481,836
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000		12/01/25	714,643
Wichita KS GO Bonds Series B (AMT) (AA+/Aa1)(a)
940,000	4.000		12/01/42	1,056,955
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/NR)(a)
1,000,000	5.000		09/01/32	1,256,600
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000		10/01/26	470,909
Wichita KS Water & Sewer Utility Revenue Bonds Series A (AA-/NR)(a)
1,560,000	4.000		10/01/29	1,863,420
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A/A2)(a)
525,000	5.000		09/01/28	575,699
Wyandotte County Kansas City Ksunif Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000		09/01/26	1,170,950
1,000,000	4.250		09/01/39	1,091,200
Wyandotte County KS School District No. 204 GO Bonds Series A (NR/Aa3)(a)
1,000,000	3.000		09/01/37	1,050,610
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa3)
1,405,000	4.000		09/01/20	1,430,079

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A/NR)
$ 1,400,000	5.000%	09/01/20	$ 1,432,186

			143,943,596

Massachusetts(a) – 0.0%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
50,000	5.300	01/01/30	50,044

Michigan(a) – 1.1%
Michigan State Housing Development Authority, SF Mortgage Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,665,000	2.900	06/01/28	1,799,515

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
1,000,000	3.000	07/01/35	1,055,930

Ohio(a) – 0.6%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	1,099,740

Pennsylvania – 1.0%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)(a)
605,000	5.000	10/01/25	621,250
Philadelphia PA Authority for Industrial Development Pension Funding Revenue Bonds (Zero Coupon-Retirement) Series 1999 (AGM/AMBAC) (AA/A2)(b)
1,000,000	0.000	04/15/20	995,930

			1,617,180

Tennessee – 0.3%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
500,000	3.375	04/01/26	547,620

Texas(a) – 1.4%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	1,178,980
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (NR/Aa2)
1,090,000	4.000	08/01/35	1,258,885

			2,437,865

Utah(a) – 0.7%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	711,470
Utah State Building Ownership Authority Lease Revenue Bonds (State Facilities Master Lease Program) Series 2016 (AA+/Aa1)
500,000	3.000	05/15/34	527,775

			1,239,245

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Washington(a)(c) – 0.5%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (NR/WR)
$ 750,000	5.250%	07/01/25	$ 763,200

Wisconsin(a) – 0.7%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,132,900

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $159,196,569)			$165,278,526

Shares	Dividend Rate	Value

Investment Company – 1.5%
State Street Institutional US Government Money Market Fund - Premier Class
2,581,112	1.545%	$ 2,581,112
(Cost $2,581,112)

TOTAL INVESTMENTS – 98.9% (Cost $158,777,681)		$167,859,638

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		1,809,730

NET ASSETS – 100.0%		$169,669,368

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable Rate Security - Interest Rate is in effect as of January 31, 2020

(e)	Rate shown is that which is in effect on January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
WR	— Withdrawn Rating

COMMERCE FUNDS

Schedule of Investments

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2

Underlying Funds (including Money Market Funds) – Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities – Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value.

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Mortgage-Backed and Asset-Backed Securities – Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statement[s] of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy —The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2020:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments
North America	$175,688,566	$—	$—
Exchange Traded Fund	2,831,626	—	—
Investment Company	1,351,374	—	—
Total	179,871,566	—	—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments
North America	$273,498,047	$—	$—
Exchange Traded Fund	8,681,400	—	—
Investment Company	7,043,612	—	—
Total	289,223,059	—	—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$227,012,423	$—	$—
Exchange Traded Fund	4,770,910	—	—
Investment Company	1,921,037	—	—
Total	$233,704,370	$—	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$515,953,998	$—
Mortgage-Backed Obligations	—	251,410,713	—
Asset-Backed Securities	—	210,110,738	—
Municipal Bond Obligations	—	102,919,166	—
U.S. Treasury Obligations	107,912,836	—	—
U.S. Government Agency Obligations		16,986,124
Investment Company	27,831,351	—	—
Total	$135,744,187	$1,097,380,739	$—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$1,394,112	$—
Mortgage-Backed Obligations	—	33,331,139	—
U.S. Treasury and/or Other U.S. Government Agencies	11,378,065	13,803,966	—
Investment Company	323,479	—	—
Total	11,701,544	48,529,217	—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$421,136,506	$—
Corporate Obligations	—	5,163,000	—
Investment Company	2,566,077	—	—
Total	2,566,077	426,299,506	—

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$375,356,553	$—
Investment Company	2,073,972	—	—
Total	2,073,972	375,356,553	—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$165,278,526	$—
Investment Company	2,581,112	—	—
Total	2,581,112	165,278,526	—

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income Funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

High Yield Risk — The Bond Fund is subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The fixed income Funds are subject to interest rate risks. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets on securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

LIBOR Risk: The London Interbank Offered Rate (“LIBOR”) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR.

On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

Liquidity Risk — The fixed income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the fixed income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversification Risk — Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.